AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON July 17,
2000.
SECURITIES ACT FILE NO. 333-

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC  20549
___________________
FORM N-14
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933  [X]
PRE-EFFECTIVE AMENDMENT NO.  [  ]
POST-EFFECTIVE AMENDMENT NO.  [  ]
SMITH BARNEY INVESTMENT FUNDS INC.
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
388 GREENWICH STREET, NEW YORK, NY  10013
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)
(800) 451-2010
(REGISTRANT'S AREA CODE AND TELEPHONE NUMBER)
HEATH B. MCLENDON
SSB CITI FUND MANAGEMENT LLC
388 GREENWICH STREET
NEW YORK, NY  10013
(NAME AND ADDRESS OF AGENT FOR SERVICE)
WITH COPIES TO:
BURTON M. LEIBERT, ESQ.
CHRISTINA T. SYDOR, ESQ.
WILLKIE FARR & GALLAGHER
SSB CITI FUND MANAGEMENT LLC
787 SEVENTH AVENUE
388 GREENWICH STREET
NEW YORK, NY  10019-6099
NEW YORK, NY  10013
APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: Registrant proposes that the Registration Statement become effective on August 16, 2000 pursuant to Rule 488 under the Securities Act of 1933, as amended.
TITLE OF SECURITIES BEING REGISTERED:
Shares of Common Stock ($.001 par value) of the Registrant
___________________
The Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940; accordingly, no fee is payable herewith because of reliance upon Section 24(f).


PART A
INFORMATION REQUIRED IN THE PROXY STATEMENT/PROSPECTUS


CONCERT INVESTMENT SERIES(r)
Government Fund
388 Greenwich Street
New York, New York  10013
__________, 2000
Dear Shareholders:
You are being asked to vote on an Agreement and Plan of Reorganization whereby all of the assets of the Government Fund (the "Fund"), a series of Concert Investment Series(r) ("Investment Series"), would be transferred in a tax-free reorganization to the Government Securities Fund (the "Acquiring Fund"), a series of Smith Barney Investment Funds Inc.
("Investment Funds"), in exchange for shares of the corresponding class of common stock of the Acquiring Fund. If the Agreement and Plan of Reorganization is approved and consummated, you would no longer be a holder of shares of beneficial interests in the Fund, but would become a shareholder of the corresponding class of common stock of the Acquiring Fund, which has similar investment objectives and policies to your Fund, except as described in the Proxy Statement/Prospectus.
AFTER CAREFUL REVIEW, THE MEMBERS OF YOUR FUND'S BOARD HAVE APPROVED THE PROPOSED REORGANIZATION. THE BOARD MEMBERS OF YOUR FUND BELIEVE THAT THE PROPOSAL SET FORTH IN THE NOTICE OF MEETING FOR YOUR FUND IS IMPORTANT AND RECOMMEND THAT YOU READ THE
ENCLOSED MATERIALS CAREFULLY AND THEN VOTE FOR THE PROPOSAL.
Your vote is important.  PLEASE TAKE A MOMENT NOW TO SIGN
AND RETURN YOUR PROXY CARD(S) IN THE ENCLOSED POSTAGE-PAID RETURN ENVELOPE. For more information, please call 1-800-451-2010. [If you prefer, you can fax the proxy card to _____________, Attn.:
________, at (800) ________ or vote by telephone by calling (800)
_______ using the xx-digit control number located on your proxy card.] The Fund may also solicit proxies from shareholders by letter, telephone and/or telegraph. [Voting by fax or telephone will reduce the time and costs associated with the proxy solicitation.] When the Fund records proxies by telephone, it will use procedures designed to (i) authenticate shareholders' identities, (ii) allow shareholders to authorize the voting of their shares in accordance with their instructions and
(iii) confirm that their instructions have been properly recorded.

Whichever voting method you choose, please read the full
text of the accompanying proxy statement/prospectus before you vote.
Respectfully,
/s/ Heath B. McLendon
Heath B. McLendon
Chairman of the Board, President and Chief Executive Officer Concert Investment Series(r)
WE URGE YOU TO SIGN AND RETURN YOUR PROXY CARD(S) IN THE ENCLOSED POSTAGE-PAID ENVELOPE TO ENSURE A QUORUM AT THE MEETING. YOUR VOTE IS IMPORTANT REGARDLESS OF THE NUMBER OF SHARES YOU OWN.



CONCERT INVESTMENT SERIES(r)
Government Fund
NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
Please take notice that a Special Meeting of Shareholders
(the "Special Meeting") of Concert Investment Series(r) ("Investment Series"), on behalf of its series, the Government Fund (the
"Fund"), will be held at the offices of SSB Citi Fund Management LLC, 7 World Trade Center, New York, New York 10048, on September 25, 2000, at 9:15 a.m., Eastern time, for the following purposes:
PROPOSAL 1:	To approve an Agreement and Plan of
Reorganization for the Fund;
PROPOSAL 2: 	To transact such other business as may
properly come before the meeting or any
adjournment(s) thereof.
The appointed proxies will vote in their discretion on any
other business as may properly come before the Special Meeting or any adjournments thereof.
Holders of record of shares of beneficial interests in the
Fund at the close of business on August 11, 2000 are entitled to vote at the Special Meeting and at any adjournments thereof.
If the necessary quorum to transact business or the vote
required to approve a Proposal is not obtained at the Special Meeting, the persons named as proxies may propose one or more adjournments of the Special Meeting in accordance with applicable law to permit further solicitation of proxies. Any such adjournment as to a matter will require the affirmative vote of the holders of a majority of the Fund's shares present in person or by proxy at the Special Meeting. The persons named as proxies will vote in favor of such adjournment those proxies which they are entitled to vote in favor of the Proposal and will vote
against any such adjournment those proxies to be voted against the Proposal. For more information, please call 1-800-451-2010.
By Order of the Board of
Trustees
/s/	Christina T. Sydor
	Christina T. Sydor
	Secretary
________, 2000
IMPORTANT -- WE URGE YOU TO SIGN AND DATE THE ENCLOSED PROXY
CARD(S) AND RETURN THE CARD(S) IN THE ENCLOSED ADDRESSED ENVELOPE WHICH REQUIRES NO POSTAGE AND IS INTENDED FOR YOUR CONVENIENCE.
YOUR PROMPT RETURN OF THE ENCLOSED PROXY CARD(S) MAY SAVE THE NECESSITY AND EXPENSE OF FURTHER SOLICITATIONS TO ENSURE A QUORUM
AT THE SPECIAL MEETING. IF YOU CAN ATTEND THE SPECIAL MEETING AND WISH TO VOTE YOUR SHARES IN PERSON AT THAT TIME, YOU WILL BE ABLE
TO DO SO.


TABLE OF CONTENTS
GENERAL	1
PROPOSAL:  APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION	4
SYNOPSIS	4
INVESTMENT OBJECTIVE AND POLICIES OF THE ACQUIRING FUND	6
INVESTMENT OBJECTIVE AND POLICIES OF THE FUND	8
INVESTMENT MANAGEMENT FEES AND EXPENSES	9
ANNUAL FUND OPERATING EXPENSES	10
DISTRIBUTION OF SHARES AND OTHER SERVICES	12
PURCHASE, REDEMPTION AND EXCHANGE INFORMATION	13
DIVIDENDS AND OTHER DISTRIBUTIONS	13
TAX CONSEQUENCES	13
PRINCIPAL INVESTMENTS AND RISK FACTORS	13
THE PROPOSED TRANSACTION	17
REASONS FOR THE PROPOSED TRANSACTION	19
DESCRIPTION OF THE SECURITIES TO BE ISSUED	20
FEDERAL INCOME TAX CONSEQUENCES	22
LIQUIDATION AND TERMINATION OF SERIES	23
PORTFOLIO SECURITIES	23
PORTFOLIO TURNOVER	24
CAPITALIZATION AND PERFORMANCE	24
ADDITIONAL INFORMATION ABOUT THE FUNDS	25
ADDITIONAL INFORMATION	26


ADDITIONAL MATERIALS
The following additional materials, which have been
incorporated by reference into the Statement of Additional Information dated ______, 2000 relating to this Prospectus/Proxy Statement and the Reorganization, will be sent to all shareholders of the Fund requesting a copy of such Statement of Additional Information.
1.	The Statement of Additional Information for the
Acquiring Fund, dated April 28, 2000.
2.	The Statement of Additional Information for the Fund,
dated February 28, 2000.
3.	Annual Report of the Fund for the year ended October
31, 1999 and the Semi-Annual Report of the Fund for the six months ended April 30, 2000.

Merger Q&A
Concert Government Fund into Smith Barney Government Securities
Fund
July 13, 2000

The enclosed materials include a combined Prospectus/Proxy
Statement containing information you need to make a more informed decision. However, we thought it would also be helpful for you to have, at the start, answers to some of the important questions you might have about the proposed reorganization.

We hope you find these explanations useful as you review your materials before voting. For more detailed information about the proposed reorganization, please refer to the enclosed combined
Prospectus/Proxy Statement.


What will happen to my shares if the proposed reorganization is approved?
You will become a shareholder of the Smith Barney Government Securities Fund on or about October 6, 2000 ("Closing Date") and will no longer be a shareholder of the Concert Government Fund, which will be terminated pursuant to the proposed reorganization. You will receive shares of the Smith Barney Government Securities Fund with a total net asset value equal to the total net asset value of your investment in the Concert Government Fund at the time of the transaction.

What is the key reason for this fund reorganization?
The proposed reorganization will create one single larger sized fund and provide shareholders of Concert Government Fund with a fund that has lower annual expenses. The proposed reorganization is part of a broader initiative by the Funds' manager, SSB Citi Fund Management LLC, to restructure more efficiently its mutual fund product offerings.

Do the funds have similar investment objectives?
Yes. Both funds have similar investment objectives and policies and pursue their objectives in a substantially similar manner. The Concert Government Fund seeks high current return consistent with preservation of capital and the Smith Barney Government Securities Fund seeks high current return. James E. Conroy, the portfolio manager of your Fund, has also been the manager of the Smith Barney Government Securities Fund since its inception in 1984. However, the investment practices and limitations of each Fund (and related risk) are not identical. For additional information regarding the differences between the two funds, please refer to the enclosed proxy statement.

Do both Funds have the same dividend and other distribution payment schedules?
The Concert Government Fund declares dividends from net investment income monthly and the Smith Barney Government Securities Fund declares dividends from net investment income periodically. Each Fund pays distributions of net realized capital gains, if any, annually.

What are the tax consequences of this proposed reorganization?
Subject to shareholder approval, the proposed fund reorganization will not be a taxable event. Shareholders will not realize any capital gain or loss as a direct result of the proposed reorganization.

 However, if the proposed reorganization is approved by the Concert Government Fund's shareholders, then as soon as practicable before the Closing Date, the Concert Government Fund will pay or have paid its shareholders a cash distribution of substantially all undistributed 2000 net investment income and undistributed realized net capital gains. We ask that you consult your tax advisor or other tax professional for assistance.

Will I enjoy the same privileges as a shareholder of the Smith
Barney Government Securities Fund that I currently have as a shareholder of the Concert Government Fund?
Yes. You will continue to enjoy substantially the same shareholder privileges such as systematic investment, automatic cash withdrawal and dividend reinvestment as well as access to professional service representatives.

How does the Board of Trustees recommend I vote?
The Trustees recommend that you vote FOR the reorganization.
Although no guarantees can be given, the Trustees believe the reorganization is in the best interest of the Concert Government
Fund and its shareholders.


Why is my vote important?

Shareholders have a responsibility to vote on important matters affecting their fund investments. No matter how many shares you own, your vote --- and its timeliness-are also important. Please complete and sign the enclosed proxy card today!

Please note if you sign and date your proxy card, but do not provide voting instructions, your shares will be voted FOR the proposal. By voting promptly, you will help us to avoid the expense of having to re-solicit your proxy and help to keep fund expenses down. Thank you in advance for your vote.




SUBJECT TO COMPLETION, DATED JULY 17, 2000
PROXY STATEMENT/PROSPECTUS
________, 2000
RELATING TO THE ACQUISITION BY
THE GOVERNMENT SECURITIES FUND (THE "ACQUIRING FUND"),
A SERIES OF SMITH BARNEY INVESTMENT FUNDS INC. ("INVESTMENT
FUNDS")
388 Greenwich Street
New York, New York  10013
(800) 451-2010
OF THE ASSETS OF
THE GOVERNMENT FUND (THE "FUND"),
A SERIES OF CONCERT INVESTMENT SERIES(r) ("INVESTMENT SERIES").
GENERAL
This Proxy Statement/Prospectus is furnished to holders of shares of beneficial interests in the Fund in connection with a proposed reorganization in which all of the assets of the Fund would be acquired by Investment Funds, on behalf of the Acquiring Fund, in exchange solely for voting shares of the corresponding class of common stock of the Acquiring Fund and the assumption by Investment Funds, on behalf of the Acquiring Fund, of all of the stated liabilities of the Fund (collectively, the "Reorganization"). Shares of the Acquiring Fund thereby received would then be distributed to the shareholders of the Fund in complete liquidation of the Fund, and the Fund would be terminated as a series of Investment Series. As a result of the Reorganization, each shareholder of the Fund would receive that number of full and fractional shares of the corresponding class of common stock of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of such shareholder's shares of beneficial interests in the Fund held as of the close of business on the Closing Date (as defined herein) of the Reorganization. Shareholders of the Fund are being asked to vote on an Agreement and Plan of Reorganization pursuant to which such transactions, as described more fully below, would be consummated.

This Proxy Statement/Prospectus, which should be retained for future reference, sets forth concisely the information about the Acquiring Fund that a prospective investor should know before investing. For a more detailed discussion of the investment objectives, policies, restrictions and risks of the Acquiring Fund, see the prospectus for the Acquiring Fund, dated April 28, 2000, as supplemented from time to time, which is included herewith and incorporated herein by reference. This Proxy Statement/Prospectus is also accompanied by the Acquiring Fund's annual report to shareholders for the year ended December 31, 1999, which is included herewith and incorporated herein by reference. For a more detailed discussion of the investment objectives, policies, restrictions and risks of the Fund, see the prospectus for the Fund, dated February 28, 2000, the annual report to shareholders for the year ended October 31, 1999 and the semi-annual report to shareholders for the six months ended April 30, 2000, each of which is incorporated herein by reference and a copy of which may be obtained without charge by writing to Smith Barney Mutual Funds, 388 Greenwich Street, New York, New York 10013, or by calling toll-free (800) 451-2010. A Statement of Additional Information of the Fund and the Acquiring Fund dated __________, 2000 containing additional information about the Reorganization and the parties thereto has been filed with the Securities and Exchange Commission (the "SEC" or the "Commission") and is incorporated by reference into this Proxy Statement/Prospectus. A copy of the Statement of Additional Information is available upon request and without charge by writing to or calling Smith Barney Mutual Funds at the address or phone number listed above. Shareholder inquiries regarding the Fund or the Acquiring Fund may also be made by calling the phone number listed above. The information contained herein concerning the Fund has been provided by, and is included herein in reliance upon, Investment Series, on behalf of the Fund. The information contained herein concerning the Acquiring Fund has been provided by, and is included herein in reliance upon, Investment Funds, on behalf of the Acquiring Fund.
The Acquiring Fund is a diversified series of Investment
Funds, an open-end management investment company organized as a Maryland corporation. The Fund is a diversified series of Investment Series, an open-end management investment company organized as a Massachusetts business trust. The investment objective of the Acquiring Fund is to seek high current return. The Acquiring Fund seeks to achieve its objective by investing primarily in debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities that SSB Citi Fund Management LLC, the Acquiring Fund's investment adviser ("SSB Citi"), believes are undervalued. The investment objective of the Fund is to seek high current return consistent with preservation of capital. The Fund invests in government debt issued or guaranteed by the U.S. government, its agencies or instrumentalities that SSB Citi believes are undervalued.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS COMBINED PROSPECTUS/PROXY STATEMENT AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS.
_______________________
In the description of the Proposal below, the word "fund" is sometimes used to mean investment companies or series thereof in general, and not the Fund whose proxy statement this is. In addition, in this Proxy Statement/ Prospectus, for simplicity, actions are described as being taken by either the Fund or the Acquiring Fund (each, a "Fund," and collectively, the "Funds"), although all actions are actually taken by Investment Series, on behalf of the Fund, or by Investment Funds, on behalf of the Acquiring Fund.
This Proxy Statement/Prospectus, the Notice of Special
Meeting and the proxy card(s) are first being mailed to shareholders on or about August 21, 2000 or as soon as practicable thereafter. Any holder of shares of beneficial interests in the Fund giving a proxy has the power to revoke it by mail (addressed to the Secretary at the principal executive office of Investment Series at the address shown at the beginning of this Proxy Statement/Prospectus) or in person at the Special Meeting by executing a superseding proxy or by submitting a notice of revocation to the Fund. All properly executed proxies received in time for the Special Meeting will be voted as specified in the proxy or, if no specification is made, in favor of the Proposals referred to in the Proxy Statement.

In cases where certain shareholders have purchased their shares through service agents, these service agents are the shareholders of record of the Fund. At the special meeting, a service agent may, as permitted by applicable laws and regulations, vote any shares of which it is the holder of record and for which it does not receive voting instructions proportionately in accordance with the instructions it receives for all other shares of which that service agent is the holder of record.

The presence at any shareholders' meeting, in person or by
proxy, of the holders of shares of beneficial interests in the
Fund holding 20% of the votes of the Fund entitled to be
cast shall be necessary and sufficient to constitute a quorum for the transaction of business. If the necessary quorum to transact business or the vote required to approve any Proposal is not obtained at the Special Meeting, the persons named as proxies may propose one or more adjournments of the Special Meeting in accordance with applicable law to permit further solicitation of proxies with respect to the Proposal that did not receive the vote necessary for its passage or to obtain a quorum. Any such adjournment as to a matter will require the affirmative vote of the holders of a majority of the Fund's shares present in person or by proxy at the Special Meeting. The persons named as proxies will vote in favor of such adjournment those proxies which they are entitled to vote in favor of that Proposal and will vote against any such adjournment those proxies to be voted against that Proposal. For purposes of determining the presence of a quorum for transacting business at the Special Meeting, abstentions and broker "non-votes" will be treated as shares that are present but which have not been voted. Broker non-votes are proxies received by the Fund from brokers or nominees when the broker or nominee has neither received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter. Accordingly, shareholders are urged to forward their voting instructions promptly.
The Proposal requires the affirmative vote of the holders of not less than a majority of the Fund's shares of beneficial interests outstanding and entitled to vote thereon. Abstentions and broker non-votes will have the effect of a "no" vote on the Proposal.
Holders of record of shares of beneficial interests in the
Fund at the close of business on August 11, 2000 (the "Record Date"), as to any matter on which they are entitled to vote, will be entitled to one vote per share on all business of the Special Meeting. As of August 11, 2000, there were [INSERT] shares of the Fund outstanding.
To the best of knowledge of Investment Funds, as of August
11, 2000, except as set forth on ANNEX A, no person owned beneficially more than 5% of any class of the Acquiring Fund's outstanding shares. To the best knowledge of Investment Series, as of August 11, 2000, no person owned beneficially more than 5% of any class of the Fund's outstanding shares.
As of August 11, 2000, less than 1% of the outstanding shares of the Fund and the Acquiring Fund were owned directly or beneficially by the trustees or directors of Investment Series and Investment Funds, respectively.
Each of Investment Series and Investment Funds provides
periodic reports to all of its shareholders which highlight relevant information, including investment results and a review of portfolio changes. You may receive an additional copy of the most recent annual report for each of the Fund and the Acquiring Fund and a copy of any more recent semi-annual report, without charge, by calling 800-451-2010 or writing to the Fund or the Acquiring Fund at the address shown at the beginning of this Proxy Statement/Prospectus.
PROPOSAL:  APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION
The governing board of each of Investment Series and
Investment Funds, including all of the Trustees or Directors, as applicable, who are not "interested persons" of such Funds (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) (the "Non-Interested Board Members"), approved on
July 17, 2000 an Agreement and Plan of Reorganization (the
"Plan"). Subject to its approval by the holders of shares of beneficial interests in the Fund, the Plan provides for (a) the transfer of all of the assets and all of the stated
liabilities of the Fund to Investment Funds, on behalf of the Acquiring Fund, in exchange for shares of the corresponding class of common stock of the Acquiring Fund and assumption by Investment Funds, on behalf of the Acquiring Fund, of the Fund's liabilities;
(b) the distribution of such Acquiring Fund shares to the holders of shares of beneficial interests in the Fund in complete liquidation of the Fund and the cancellation of the Fund's outstanding shares of beneficial interests; and (c) the termination of the Fund as a series of Investment Series (collectively, the "Reorganization"). As a result of the Reorganization, each holder of shares of beneficial interests in the Fund will become a shareholder of the corresponding class of common stock of the Acquiring Fund and will hold, immediately after the closing of the Reorganization (the "Closing"), that number of full and fractional shares of the corresponding class of common stock of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of such shareholder's shares of beneficial interests held in the Fund as of the close of business on the Closing Date (as defined below). The Closing is expected to occur on October 6, 2000, or on such later date as the parties may agree in writing (the "Closing Date").
SYNOPSIS
The following is a summary of certain information contained
in this Proxy Statement/Prospectus. This summary is qualified by reference to the more complete information contained elsewhere in this Proxy Statement/Prospectus, the Prospectus of the Acquiring Fund, the Prospectus of the Fund and the Plan, the form of which is attached to this Proxy Statement/Prospectus as Exhibit A. Holders of shares of beneficial interests in the Fund should read this entire Proxy Statement/Prospectus carefully.
Introduction.  Like your Fund, the Acquiring Fund is managed by SSB Citi, an affiliate of Salomon Smith Barney Inc. ("Salomon Smith Barney"), and has a substantially similar investment objective. James E. Conroy, the portfolio manager of your Fund, is also the portfolio manager of the Acquiring Fund.  Moreover, the distributor, custodian, transfer agent and sub-transfer agents of each of the Fund and the Acquiring Fund are also identical. Whereas the Fund has retained Ernst & Young LLP as its independent auditors, the Acquiring Fund has retained KPMG LLP as its independent auditors. If the Plan is consummated, holders of shares of beneficial interests in the Fund will become shareholders of the corresponding class of common stock of the Acquiring Fund. The Reorganization has been proposed as part of a broader initiative by SSB Citi to eliminate duplication and possible confusion in its mutual fund product offerings. Specifically, this Reorganization has been proposed as the Funds have substantially similar investment objectives and policies and the Acquiring Fund is subject to lower management fees and a total annual expense ratio.
Holders of shares of beneficial interests in the Fund will
continue to enjoy many of the same shareholder privileges, such as systematic investment, automatic redemption and automatic dividend reinvestment, and access to professional service representatives upon becoming shareholders of the Acquiring Fund. Further, shareholders of the Acquiring Fund may exchange into the same class of any Smith Barney Fund (provided that the Smith Barney
Fund offers the relevant class of shares), whereas holders of shares of beneficial interests in the Fund may only exchange into shares of certain Smith Barney Funds, Concert brand funds or, in certain cases, Citi FundsSM Cash
Reserves. Whereas the Fund declares dividends from net investment income monthly, the Acquiring Fund declares dividends from net investment income periodically(which, in the past, have generally been monthly). Each Fund pays distributions of net realized capital gains, if any, annually. See "Dividends and Other Distributions." It is a condition of the Reorganization that each Fund receive an opinion of independent legal counsel that the Reorganization will be tax-free. This means that shareholders will not realize any capital gain or loss as a direct result of the Reorganization.
Proposed transaction.  The aggregate net asset value of each class of voting shares of the Acquiring Fund (the "Shares") issued in exchange for the assets and liabilities of the corresponding class of shares of beneficial interests in the Fund will be equal to the net asset value of that class of the Fund as of the Closing Date. Immediately following the transfer of Shares to the Fund, the Shares received by the Fund will be distributed pro rata to the record holders of shares of beneficial interests of the Fund on the Closing Date and the shares of beneficial interests of the Fund will be cancelled.
For the reasons described below under "Reasons for the
Proposed Transaction," the Board of Investment Series, including the Non-Interested Board Members, has concluded the following:
-	the Reorganization is in the best interests of the Fund
and its holders of shares of beneficial interests; and
-	the interests of the existing holders of shares of
beneficial interests of the Fund will not be diluted as a result of the Reorganization.
Accordingly, the Board recommends approval of the Plan. If the Plan is not approved, the Fund will continue in existence unless other action is taken by the Board; such other action may include resubmitting the Plan for shareholder approval and termination and liquidation of the Fund.
Comparison of investment objectives and policies. The investment objective of the Acquiring Fund is to seek high current return. The Acquiring Fund seeks to achieve its objective by investing primarily in debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities that SSB Citi believes are undervalued. The Acquiring Fund may also enter into mortgage roll transactions and use derivatives contracts, such as interest rate futures and options on interest rate futures, as a hedge or as a substitute for buying or selling securities.
The investment objective of the Fund is to seek high current return consistent with preservation of capital. The Fund invests in government debt issued or guaranteed by the U.S. government, its agencies or instrumentalities that SSB Citi believes are undervalued. The Fund may also purchase or sell options on U.S. government securities and enter into interest rate futures contracts and options on these contracts as a hedge, as a substitute for buying and selling securities or to enhance return. Each Fund may purchase short-term investments, money market instruments and repurchase agreements; lend portfolio securities; and enter into derivative transactions. Whereas the Fund may not lend portfolio securities in excess of 10% of its assets, the Acquiring Fund may lend its portfolio securities to the fullest extent permitted by applicable law. Whereas the Fund may (as a fundamental policy) invest up to 10% of its net assets in illiquid securities, the Acquiring Fund may (as a non-fundamental policy) invest up to 15% of its net assets in such securities. Additionally, whereas the Fund may borrow up to 10% of its assets, the Acquiring Fund may borrow up to 33-1/3% of its assets.
Further, the Acquiring Fund may borrow up to 25% of its assets for purposes of leverage.
Each Fund has either identical or substantially similar fundamental investment restrictions with respect to its diversified status; industry concentration; purchasing or selling real estate, real estate mortgages, commodities or commodity contracts; and underwriting securities. Each Fund also has either identical or substantially similar non-fundamental investment restrictions with respect to purchasing securities on margin; investing in oil or other mineral leases; investing in companies for the purpose of acquiring control; and unseasoned issuers. Investment restrictions of each Fund which are fundamental policies may not be changed without the approval of the applicable Fund's shareholders. The Fund's investment restrictions are substantially similar to those of the Acquiring Fund, except as described in this Proxy Statement/Prospectus. Investors should refer to the respective prospectuses and statements of additional information of the Fund and the Acquiring Fund for a fuller description of each Fund's investment policies and restrictions. INVESTMENT OBJECTIVE AND POLICIES OF THE ACQUIRING FUND
The Acquiring Fund seeks high current return.
Principal investment strategies
Key investments. The Acquiring Fund invests primarily in debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. These securities include U.S. Treasury securities and mortgage-related securities. Mortgage-related securities issued by federal agencies or instrumentalities may be backed by the full faith and credit of the U.S. Treasury, by the right of the issuer to borrow from the U.S. government or only by the credit of the issuer itself.
The Acquiring Fund may also enter into mortgage dollar roll transactions where the fund sells a mortgage related security and simultaneously agrees to repurchase, at a future date, another mortgage-related security with the same interest rate and maturity date but generally backed by a different pool of mortgages. The benefits from these transactions depend on the manager's ability to forecast mortgage prepayment patterns on different mortgage pools. The fund may lose money if the securities to be repurchased decline in value before the date of repurchase. Selection process. SSB Citi focuses on identifying undervalued securities. Specifically, SSB Citi:
? Monitors the spreads between U.S. Treasury and government agency or instrumentality issuers and purchases agency and instrumentality issues that it believes will provide a yield advantage
? Determines sector and maturity weightings based on intermediate and long-term assessments of the economic environment and relative value factors based on interest rate outlook
? Uses research to identify sectors of the government and mortgage markets that are inefficiently priced, and adjusts portfolio positions to take advantage of new information
? Measures the potential impact of supply/demand imbalances, yield curve shifts and changing prepayment patterns to identify individual securities that balance potential return and risk
Principal risks of investing in the Acquiring Fund
Investors could lose money on their investment in the Acquiring Fund, or the Acquiring Fund may not perform as well as other investments, if:
? Interest rates increase, causing the prices of fixed income securities to decline and reducing the value of the fund's portfolio
? As interest rates decline, the issuers of mortgage-related securities held by the fund may pay principal earlier than scheduled or exercise a right to call the securities, forcing the fund to reinvest in lower yielding securities. This is known as prepayment or call risk.
? As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities, locking in below-market interest rates and reducing the value of these securities. This is known as extension risk.
? The manager's judgment about interest rates or the attractiveness, value or income potential of a particular security proves incorrect
? The fund may engage in active and frequent trading, resulting in high portfolio turnover. This may lead to the realization and distribution to shareholders of higher capital gains, increasing their tax liability.
Frequent trading also increases transaction costs, which could detract from the fund's performance.
Payments of principal and interest on mortgage pools issued by instrumentalities of the U.S. government are not guaranteed by the U.S. government. Although mortgage pools issued by the U.S. agencies are guaranteed with respect to payments of principal and interest, this guarantee does not apply to losses resulting from declines in the market value of these securities.
Who may want to invest in the Acquiring Fund
The Acquiring Fund may be an appropriate investment if you:
? Are seeking income consistent with preservation of capital
? Are willing to accept the interest rate risks and market risks of investing in government bonds and mortgage-related securities
? Prefer to invest in U.S. government securities rather than higher yielding corporate securities
INVESTMENT OBJECTIVE AND POLICIES OF THE FUND
The Fund's investment objective is to seek high current return consistent with preservation of capital. As further set forth herein, the Fund and the Acquiring Fund have substantially similar investment objectives and policies and pursue their respective investment objectives using investment practices (and subject to investment limitations and risks) which are also substantially similar.
Key investments
The Fund invests primarily in government debt issued or guaranteed by the U.S. government, its agencies or instrumentalities. Theses securities include U.S. Treasury securities, mortgage-related and asset-backed securities. Some government guaranteed mortgage-related securities are backed by the full faith and credit of the U.S. Treasury, some are supported by the right of the issuer to borrow from the U.S. government and some are backed only by the credit of the issuer itself.
In order to hedge against changes in interest rates, the Fund also may purchase or sell options on U.S. government securities and enter into interest rate futures contracts and options on these contracts.
How the manager selects the Fund's investments
SSB Citi focuses on identifying undervalued sectors and securities and, in doing so, employs a selection process substantially similar to that employed by the Acquiring Fund (described above).
Principal risks of investing in the Fund
The principal risks of investing in the Fund are virtually identical to the principal risks of investing in the Acquiring
Fund set forth above.
Who may want to invest in the Fund
The factors which may make the Fund an appropriate investment for you are virtually identical to the factors set forth above with respect to the Acquiring Fund.
INVESTMENT MANAGEMENT FEES AND EXPENSES
Investment Series, on behalf of the Fund, and Investment
Funds, on behalf of the Acquiring Fund, each retain SSB Citi pursuant to separate contracts, to manage the daily investment and business affairs of the Fund and the Acquiring Fund, respectively, subject to the policies established by their respective governing boards. The expenses of each Fund are paid out of gross investment income. Shareholders pay no direct charges or fees for investment services.
The Acquiring Fund.  SSB Citi, located at 388 Greenwich
Street, New York, New York 10013, serves as the Acquiring Fund's investment adviser and administrator. SSB Citi selects the Acquiring Fund's investments and oversees its operations. SSB
Citi and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses produce a broad range of financial services-asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading-and use diverse channels to make them available to consumer and corporate customers around the world. SSB Citi has been in the investment counseling business since 1968 and renders investment management and administration services to a wide variety of individual, institutional and investment company clients having aggregate assets under management as of May 31, 2000 in excess of $218 billion.
Under an investment advisory agreement, the Acquiring Fund currently pays SSB Citi a monthly fee at the annual rate of 0.35% of the value of its average daily net assets. As administrator, SSB Citi oversees all aspects of the Acquiring Fund's administration and operation. For administration services rendered to the Acquiring Fund, the Acquiring Fund currently pays SSB Citi a fee at the annual rate of 0.20% of the value of the Acquiring Fund's average daily net assets. For its management and administration services, SSB Citi received an aggregate fee during the fund's last fiscal year equal to 0.55% of the fund's average daily net assets. The total investment management and administration fees incurred and paid by the Acquiring Fund for the year ended December 31, 1999 were $[INSERT].
The Acquiring Fund's total expense ratio (total annual operating expenses as a percentage of average net assets) for each class of its shares for the year ended December 31, 1999 is set forth below under "Annual Fund Operating Expenses." SSB Citi projects that if the proposed Reorganization is effected, the expense ratio for each class of the Acquiring Fund will be unchanged for the year ending December 31, 2000. The actual expense ratio for the Acquiring Fund for the year ending December 31, 2000 may be higher or lower than as set forth below, depending upon the Acquiring Fund's performance, general bond market and economic conditions, sales and redemptions of the Acquiring Fund shares (including redemptions by former shareholders of the Fund), and other factors.
James E. Conroy, investment officer of SSB Citi and managing director of Salomon Smith Barney, has been responsible for the day-to-day management of the Acquiring Fund's portfolio since its inception in 1984. Mr. Conroy's management discussion and analysis of the Acquiring Fund's performance during the fiscal year ended December 31, 1999 is included in the Acquiring Fund's Annual Report to Shareholders dated December 31, 1999.
The Fund.  The Fund's investment manager is SSB Citi.  SSB
Citi selects the Fund's investments and oversees its operations. For its management and administration services, SSB Citi received a fee during the fund's last fiscal year equal to 0.60% of the fund's average daily net assets. The total investment management fees incurred and paid by the Fund for the year ended October 31, 1999 were $[INSERT].
James E. Conroy (described above) has been the portfolio manager of the Fund since 1997.
The expenses of the Fund and the Acquiring Fund for the fiscal year ended October 31, 1999 and December 31, 1999, respectively, and pro forma expenses following the proposed restructuring are outlined below:
ANNUAL FUND OPERATING EXPENSES
The Acquiring Fund
Class A
Class B
Class 1*
Shareholder Transaction Expenses



Maximum sales charge imposed on
purchases
(as a percentage of offering
price)
4.50%
None
6.75%
Maximum CDSC
(as a percentage of original cost
or redemption proceeds, whichever
is lower)


None**


4.50%


None
Annual Fund Operating Expenses



(as a percentage of average net
assets)



Management fees
0.55%
0.55%
0.55%
12b-1 fees
0.25
0.75
0.00
Other expenses
0.13
0.11
0.13
TOTAL FUND OPERATING EXPENSES
0.93%
1.41%
0.68%

The Fund
Class A
Class B
Class 1
Shareholder Transaction Expenses



Maximum sales charge imposed on
purchases
(as a percentage of offering
price)
4.50%
None
6.75%
Maximum CDSC
(as a percentage of original cost
or redemption proceeds, whichever
is lower)


None**


4.50%


None
Annual Fund Operating Expenses



(as a percentage of average net
assets)



Management fees
0.60%
0.60%
0.60%
12b-1 fees
0.25
1.00
0.00
Other expenses
0.40
0.34
0.29
TOTAL FUND OPERATING EXPENSES
1.25%
1.94%
 .89%


The Acquiring Fund (Pro Forma)
Pro Forma
Class A
Pro Forma
Class B
Pro Forma
Class 1*
Shareholder Transaction Expenses



Maximum sales charge imposed on
purchases
(as a percentage of offering
price)
4.50%
None
6.75%
Maximum CDSC
(as a percentage of original cost
or redemption proceeds, whichever
is lower)


None**


4.50%


None
Annual Fund Operating Expenses



(as a percentage of average net
assets)



Management fees
0.55%
0.55%
0.55%
12b-1 fees
0.25
0.75
0.00
Other expenses
0.13
0.11
0.13
TOTAL FUND OPERATING EXPENSES
0.93%
1.41%
0.68%
*	Class 1 Shares of the Acquiring Fund had not commenced
operations as of December 31, 1999.  The amounts shown are
amounts estimated to be charged for the fiscal year ending
December 31, 2001.
**	You may buy Class A Shares in amounts of $500,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you
will pay a deferred sales charge of 1.00%
Example.  This Example is intended to help you compare the
cost of investing in each of the Funds. The Example assumes you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes your investment has a 5% return each year and that each Fund's annual operating expenses remain the same.
Although your actual costs maybe higher or lower, based on these assumptions your costs would be:
The Acquiring Fund.
1 year
3 years
5 years
10
years*
An Investor would pay the following
expenses on a $10,000 investment,
assuming (1) 5.00% annual return and
(2) redemption at the end of each time
period:




Class A
$541
$733
$942
$1,542
Class B
594
746
871
1,560
Class 1
740
878
1,028
1,464
An investor would pay the following
expenses on the same investment,
assuming the same annual return and no
redemption:




Class A
$541
$733
$942
$1,542
Class B
144
446
771
1,560
Class 1
740
878
1,028
1,464

The Fund
1 year
3 years
5 years
10
years*
An Investor would pay the following
expenses on a $10,000 investment,
assuming (1) 5.00% annual return and
(2) redemption at the end of each time
period:




Class A
$572
$829
$1,105
$1,893
Class B
647
909
1,147
2,085
Class 1
760
940
1,135
1,697
An investor would pay the following
expenses on the same investment,
assuming the same annual return and no
redemption:




Class A
$572
$829
$1,105
$1,893
Class B
197
609
1,047
2,085
Class 1
760
940
1,135
1,697


The Acquiring Fund (Pro Forma)
Pro
Forma
1 year
Pro
Forma
3 years
Pro
Forma
5 years
Pro
Forma
10
years*
An Investor would pay the following
expenses on a $10,000 investment,
assuming (1) 5.00% annual return and
(2) redemption at the end of each time
period:




Class A
$541
$733
$942
$1,542
Class B
594
746
871
1,560
Class 1
740
878
1,028
1,464
An investor would pay the following
expenses on the same investment,
assuming the same annual return and no
redemption:




Class A
$541
$733
$942
$1,542
Class B
144
446
771
1,560
Class 1
740
878
1,028
1,464
*	Ten-year figures assume conversion of Class B shares to
Class A shares at the end of the eighth year following the date of purchase.
This example assumes reinvestment of all dividends and distributions. This example should not be considered a representation of past or future expenses. Actual Fund expenses can vary from year to year and may be higher or lower than those shown. Please refer to each Fund's prospectus and statement of additional information for a more detailed discussion of the fees and expenses applicable to each class of shares of a Fund. DISTRIBUTION OF SHARES AND OTHER SERVICES
Currently, Salomon Smith Barney (as of June 5, 2000) and PFS Distributors Inc. ("PFS") distribute shares of each Fund as principal underwriter and as such conducts a continuous offering pursuant to a "best efforts" arrangement requiring Salomon Smith Barney and PFS to take and pay for only such securities as may be sold to the public. Prior to that time, CFBDS, Inc., located at 21 Milk Street, Boston, Massachusetts 02109-5408, acted as distributor of each Fund's shares. Each Fund has adopted a plan of distribution under Rule 12b-1 under the 1940 Act (the "Plan"), pursuant to which Salomon Smith Barney and PFS, as applicable, are paid a service fee with respect to Class A and Class B shares of each Fund. Salomon Smith Barney and PFS, as applicable, are also paid a distribution fee with respect to Class B shares of each Fund at the annual rate of 0.75% in the case of the Fund and 0.50% in the case of the Acquiring Fund of the average daily net assets attributable to those Classes. Class B shares of each Fund that automatically convert to Class A shares eight years after the date of original purchase will no longer be subject to a distribution fee. Class 1 shares of each Fund do not pay a Rule 12b-1 fee or a distribution fee. The fees are used by Salomon Smith Barney and PFS, as applicable, to pay their respective Financial Consultants for servicing shareholder accounts and, in the case of Class B shares, to cover expenses primarily intended to result in the sale of those shares.
Payments under the Plan are not tied exclusively to the distribution and shareholder service expenses actually incurred by Salomon Smith Barney or PFS and the payments may exceed distribution expenses actually incurred. Please refer to each Fund's prospectus and statement of additional information for a more detailed discussion of the distribution and shareholder servicing arrangements applicable to each class of shares of a Fund.
PURCHASE, REDEMPTION AND EXCHANGE INFORMATION
The purchase, redemption and exchange procedures and privileges with respect to the Fund are substantially similar to those of the Acquiring Fund. However, whereas holders of shares of beneficial interests in the Fund may only exchange into shares of certain Concert brand funds or of Citi FundsSM Cash Reserves, shareholders of the Acquiring Fund may exchange into the same class of any Smith Barney Fund (provided that the Smith Barney Fund offers the relevant class of shares). Please refer to each Fund's prospectus and statement of additional information for a more detailed discussion of the purchase, redemption and exchange procedures and privileges applicable to each class of a Fund. DIVIDENDS AND OTHER DISTRIBUTIONS
Whereas the Fund declares dividends from net investment income monthly, the Acquiring Fund declares dividends from net investment income periodically (which, in the past, has generally been monthly). Each Fund pays distributions of net realized capital gains, if any, annually. Each Fund intends to distribute any net realized capital gains after utilization of capital loss carryforwards, if any, in November or December to prevent application of a federal excise tax. An additional distribution may be made if necessary. Any dividends or capital gains distributions declared in October, November or December with a record date in such month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year in which it is declared. Dividends and distributions of each Fund will be invested in additional shares of the applicable Fund at net asset value and credited to the shareholder's account on the payment date or, at the shareholder's election, paid in cash.
If the Plan is approved by the Fund's shareholders, then as soon as practicable before the Closing Date, the Fund will pay or have paid its shareholders a cash distribution of substantially all undistributed 2000 net investment income and undistributed realized net capital gains.
TAX CONSEQUENCES
The Fund and the Acquiring Fund will have received an opinion of Willkie Farr & Gallagher in connection with the Reorganization, to the effect that, based upon certain facts, assumptions and representations, the Reorganization will constitute a tax-free reorganization within the meaning of section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code"). If the Reorganization constitutes a tax-free reorganization, no gain or loss will be recognized by the Fund or its shareholders as a direct result of the Reorganization. See "Federal Income Tax Consequences."
PRINCIPAL INVESTMENTS AND RISK FACTORS
As set forth herein, the Fund and the Acquiring Fund have substantially similar investment objectives and policies and pursue their respective objectives in a substantially similar manner. Accordingly, the Funds engage in investments practices and techniques that are substantially similar. However, the investment practices and limitations of each Fund (and the risks related thereto) are not identical. For instance, the Acquiring Fund may engage in leverage, is generally subject to more restrictive limitations in connections with its use of options and futures contracts and is generally subject to less restrictive limitations with respect to securities lending and borrowing. The skill of each Fund's portfolio management team in choosing appropriate investments for the relevant Fund will determine in large part its ability to achieve its investment objective.
A more complete description of the investment practices and limitations of the Acquiring Fund is contained in the prospectus and statement of additional information of the Acquiring Fund, dated April 28, 2000, as supplemented from time to time, a copy of which is included herewith, and in the Statement of Additional Information of Investment Series and the Acquiring Fund dated __________, 2000 (relating to the proposed Reorganization) which is incorporated herein by reference. Please refer to each Fund's prospectus and statement of additional information for a more detailed discussion of the specific investment practices and risks of the applicable Fund.
An investment in each of the Acquiring Fund and the Fund includes certain risks and special considerations, such as those described below:
Fixed Income Securities. Investments in fixed income securities may subject a Fund to risks, including the following:
Interest Rate Risk. When interest rates decline, the market value of fixed income securities tends to increase. Conversely, when interest rates increase, the market value of fixed income securities tends to decline. The volatility of a security's market value will differ depending upon the security's duration, the issuer and the type of instrument.
Default Risk/Credit Risk. Investments in fixed income securities are subject to the risk that the issuer of the security could default on its obligations, causing a Fund to sustain losses on such investments. A default could impact both interest and principal payments.
Call Risk and Extension Risk. Fixed income securities may be subject to both call risk and extension risk. Call risk exists when the issuer may exercise its right to pay principal on an obligation earlier than scheduled, which would cause cash flows to be returned earlier than expected. This typically results when interest rates have declined and a Fund will suffer from having to reinvest in lower yielding securities. Extension risk exists when the issuer may exercise its right to pay principal on an obligation later than scheduled, which would cause cash flows to be returned later than expected. This typically results when interest rates have increased, and a Fund will suffer from the inability to invest in higher yield securities.
Lower Rated and Below Investment Grade Fixed-Income
Securities. Securities rated in the fourth highest ratings category by an NRSRO, such as those rated BBB by S&P or Baa by Moody's, are generally regarded as having adequate capacity to pay interest and repay principal, but may have some speculative characteristics. Securities rated below the fourth highest ratings category by an NRSRO, including those rated below Baa by Moody's or BBB by S&P, are not "investment grade," and may have more speculative characteristics, including the possibility of default or bankruptcy of the issuers of such securities, market price volatility based upon interest rate sensitivity, questionable creditworthiness and relative liquidity of the secondary trading market. Because high yield bonds have been found to be more sensitive to adverse economic changes or individual corporate developments and less sensitive to interest rate changes than higher-rated investments, an economic downturn could disrupt the market for high yield bonds and adversely affect the value of outstanding bonds and the ability of issuers to repay principal and interest. In addition, in a declining interest rate market, issuers of high yield bonds may exercise redemption or call provisions, which may force a Fund, to the extent it owns such securities, to replace those securities with lower yielding securities. This could result in a decreased return.
Derivative Instruments. In accordance with its investment policies, a Fund may invest in certain derivative instruments which are securities or contracts that provide for payments based on or "derived" from the performance of an underlying asset, index or other economic benchmark. Essentially, a derivative instrument is a financial arrangement or a contract between two parties (and not a true security like a stock or a bond). Transactions in derivative instruments can be, but are not necessarily, riskier than investments in conventional stocks, bonds and money market instruments. A derivative instrument is more accurately viewed as a way of reallocating risk among different parties or substituting one type of risk for another. Every investment by the Fund, including an investment in conventional securities, reflects an implicit prediction about future changes in the value of that investment. Every Fund investment also involves a risk that the portfolio manager's expectations will be wrong. Transactions in derivative instruments often enable the Fund to take investment positions that more precisely reflect the portfolio manager's expectations concerning the future performance of the various investments available to the Fund. Derivative instruments can be a legitimate and often cost-effective method of accomplishing the same investment goals as could be achieved through other investment in conventional securities.
Derivative contracts include options, futures contracts, forward contracts, forward commitment and when-issued securities transactions, forward foreign currency exchange contracts and interest rate, mortgage and currency swaps. The following are the principal risks associated with derivative instruments:
Market risk: The instrument will decline in value or that an alternative investment would have appreciated more, but this is no different from the risk of investing in conventional securities.
Leverage and associated price volatility: Leverage causes increased volatility in the price and magnifies the impact of adverse market changes, but this risk may be consistent with the investment objective of even a conservative fund in order to achieve an average portfolio volatility that is within the expected range for that type of fund.
Credit risk: The issuer of the instrument may default on its obligation to pay interest and principal.
Liquidity and valuation risk: Many derivative instruments are traded in institutional markets rather than on an exchange. Nevertheless, many derivative instruments are actively traded and can be priced with as much accuracy as conventional securities. Derivative instruments that are custom designed to meet the specialized investment needs of a relatively narrow group of institutional investors such as the Fund are not readily marketable and are subject to the Fund's restrictions on illiquid investments.
Correlation risk: There may be imperfect correlation between the price of the derivative and the underlying asset. For example, there may be price disparities between the trading markets for the derivative contract and the underlying asset.
Each derivative instrument purchased for a Fund's portfolio is reviewed and analyzed by the Fund's portfolio manager to assess the risk and reward of each such instrument in relation the Fund's portfolio investment strategy. The decision to invest in derivative instruments or conventional securities is made by measuring the respective instrument's ability to provide value to the Fund and its shareholders.
Special Risks of Using Futures Contracts. The prices of futures contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.
At best, the correlation between changes in prices of futures contracts and of the securities or currencies being hedged can be only approximate. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for futures and for debt securities or currencies, including technical influences in futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard futures contracts available for trading, with respect to interest rate levels, maturities, and creditworthiness of issuers. A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest rate trends.
Because of the low margin deposits required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. A Fund, however, would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline. Where the Fund enters into futures transactions for non-hedging purposes, it will be subject to greater risks and could sustain losses which are not offset by gains on other Fund assets.
Furthermore, in the case of a futures contract purchase, in order to be certain that a Fund has sufficient assets to satisfy its obligations under a futures contract, the Fund segregates and commits to back the futures contract an amount of cash and liquid securities equal in value to the current value of the underlying instrument less the margin deposit.
Most U.S. futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.
As with options on debt securities, the holder of an option may terminate his position by selling an option of the same series. There is no guarantee that such closing transactions can be effected. A Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts described above, and, in addition, net option premiums received will be included as initial margin deposits.
In addition to the risks which apply to all option transactions, there are several special risks relating to options on futures contracts. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop. A Fund will not purchase options on futures contracts on any exchange unless and until, in SSB Citi's opinion, the market for such options had developed sufficiently that the risks in connection with options on futures contracts are not greater than the risks in connection with futures contracts. Compared to the use of futures contracts, the purchase of options on futures contracts involves less potential risk to the Fund because the maximum amount of risk is the premium paid for the options (plus transaction costs). Writing an option on a futures contract involves risks similar to those arising in the sale of futures contracts, as described above.
Defensive Investing. Each Fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If a Fund takes a temporary defensive position, it may be unable to achieve its investment objective.
THE PROPOSED TRANSACTION
Description of the Plan. As stated above, the Plan provides for the transfer of all of the assets of the Fund to the Acquiring Fund in exchange for that number of full and fractional shares of the corresponding class of common stock of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of the holder's shares of beneficial interests in the Fund as of the close of business on the business day preceding the date of the Closing. The Acquiring Fund will assume all of the liabilities of the Fund. In connection with the Closing, the Fund will distribute the shares of the corresponding class of common stock of the Acquiring Fund received in the exchange to the shareholders of the Fund in complete liquidation of the Fund. The Fund will be terminated as a series of Investment Series.
Upon completion of the Reorganization, each holder of shares of beneficial interests in the Fund will own that number of full and fractional shares of the corresponding class of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of such holder's shares of beneficial interests in the Fund immediately as of the close of business on the Closing Date. Each Fund shareholder's account with Investment Series as a shareholder of the Acquiring Fund will be substantially similar in all material respects to the accounts currently maintained by the Fund's transfer agent for such shareholder. [Some of the outstanding shares of beneficial interests of the Fund are represented by physical certificates; however, in the interest of economy and convenience, shares of the Fund generally are not represented by physical certificates, and shares of the Acquiring Fund issued to Fund shareholders similarly will be in uncertificated form. Certificates representing shares of the Fund will be cancelled after the Closing.]
Until the Closing, holders of shares of beneficial interests in the Fund will, of course, continue to be able to redeem their shares at the net asset value next determined after receipt by the Fund's sub-transfer agent of a redemption request in proper form. Redemption requests received by the sub-transfer agent thereafter will be treated as requests received for the redemption of shares of the Acquiring Fund received by the shareholder in connection with the Reorganization.
The obligations of Investment Series, on behalf of the Fund, and Investment Funds, on behalf of the Acquiring Fund, under the Plan are subject to various conditions, as stated therein. Among other things, the Plan requires that all filings be made with, and all authority be received from, the SEC and state securities commissions as may be necessary in the opinion of counsel to permit the parties to carry out the transactions contemplated by the Plan. Investment Series and Investment Funds are in the process of making the necessary filings. To provide against unforeseen events, the Plan may be terminated or amended at any time prior to the Closing by action of the Trustees or Directors of either Fund, notwithstanding the approval of the Plan by the holders of shares of beneficial interests in the Fund. However, no amendment may be made that materially adversely affects the interests of the holders of shares of beneficial interests in the Fund without obtaining the approval of the Fund's shareholders. Investment Series and Investment Funds may at any time waive compliance with certain of the covenants and conditions contained in the Plan.
The Plan provides that the obligations of Investment Series are not personally binding upon any of its Trustees, shareholders, nominees, officers, agents, or employees, but binds only the property of the Fund as provided in the Declaration of Trust of Investment Series. Moreover, no series of Investment Series is responsible for the obligations of Investment Series under the Plan, and all persons must look only to the assets of the Fund to satisfy the obligations of Investment Series under the Plan. The execution and the delivery of the Plan have been authorized by the Board of Trustees of Investment Series, on behalf of the Fund, and the Plan has been signed by authorized officers of Investment Series acting as such, and neither such authorization by such Trustees, nor such execution and delivery by such officers, shall be deemed to have been made by any of them individually or to impose any liability on any of them personally. For a complete description of the terms and conditions of the Reorganization, see the Plan at Exhibit A.
[SSB Citi will assume and pay all of the expenses that are solely and directly related to the Reorganization, which expenses are estimated to be approximately $[INSERT].] Shareholders have no rights of appraisal.
REASONS FOR THE PROPOSED TRANSACTION
At a [telephonic] meeting of the Board of Trustees of Investment Series held on July 17, 2000, the Trustees of the Fund, including all of the Non-Interested Board Members, were presented with materials discussing the benefits which would accrue to the holders of shares of beneficial interests in the Fund if the Fund were to reorganize with and into the Acquiring Fund. For the reasons discussed below, the Board of Trustees of Investment Series, including all of the Non-Interested Board Members, has determined that the proposed Reorganization is in the best interests of the Fund and its shareholders and that the interests of the shareholders of the Fund will not be diluted as a result of the proposed Reorganization.
The proposed combination of the Fund and the Acquiring Fund will allow the shareholders of the Fund to continue to participate in a portfolio governed by substantially similar investment objectives and policies that is professionally managed by the same portfolio manager. The Board of Trustees of Investment Series believes that the proposed Reorganization offers the following benefits:
Enhanced Flexibility with Respect to Portfolio Investments.
As stated previously, the Reorganization is being proposed as part of a broader initiative by SSB Citi to eliminate duplication and possible confusion in its mutual fund product offerings. Having determined that the offering of multiple funds with substantially similar objectives and identical portfolio managers is both repetitious and confusing, SSB Citi believes that the combination of the Funds which have substantially similar investment objectives and policies into a single larger fund may increase economic and other efficiencies for investors and SSB Citi and may ultimately result in a lower total annual expense ratio for investors. SSB Citi also believes that a larger asset base could provide portfolio management benefits such as greater diversification [and the ability to command more attention from brokers and underwriters]. In light of the foregoing, it is anticipated that the Acquiring Fund may achieve a higher level of return over a year's time than the Fund. As discussed in detail herein, the management fees and total operating expenses of the Acquiring Fund are also currently (and are projected to be following the Closing of the Reorganization) lower than the corresponding fees and expenses incurred by the Fund.
While past performance is not necessarily indicative of future results, the Acquiring Fund has generally produced better total returns than the Fund over the periods ended December 31, 1999. See "Capitalization and Performance". During each of these periods, the Acquiring Fund has ranked in the [INSERT] of its Lipper Category, while the Fund has ranked in the [INSERT] of its Lipper Category. Moreover, while the Acquiring Fund has a [INSERT] Morningstar rating, the Fund has a [INSERT] Morningstar rating in their respective rating categories.
Lower Fees and Expenses. If the proposed transaction is approved, holders of shares of beneficial interests in the Fund may benefit from both lower management fees and lower total fund expenses. See "Investment Management Fees and Expenses" and "Annual Fund Operating Expenses".
As set forth above, as of their most recent fiscal year end, each class of shares of the Fund had a higher management fee and higher gross operating expenses than the corresponding class of the Acquiring Fund. As a result of the Reorganization, holders of shares of beneficial interests in the Fund will be investing in the corresponding class of the Acquiring Fund with expenses that are currently between [0.23%] and 0.53% lower than those of the relevant class of the Fund. [If the Reorganization is approved by shareholders of the Fund, the Acquiring Fund's net expense ratio for each class of its shares is estimated to remain unchanged for the year ending December 31, 2001.]
Some of the fixed expenses currently paid by the Acquiring
Fund, such as accounting, legal and printing costs, would also be spread over a larger asset base. Other things being equal, shareholders should benefit from economies of scale through lower expense ratios and higher net income distributions over time.
Due to a combination of factors, including the relatively small size of the Fund, past and prospective sales of the Fund and current market conditions, the Trustees and management of Investment Series believe the Fund and its holders of shares of beneficial interests would benefit from a tax-free reorganization with a larger fund with substantially similar investment objectives and policies and with a lower total annual expense ratio. Accordingly, it is recommended that the shareholders of the Fund approve the Reorganization with the Acquiring Fund.
The Board of Trustees of Investment Series, in recommending the proposed transaction, considered a number of factors, including the following:
(1) the Reorganization will result in a single larger fund, which, may increase economic and other efficiencies (for example, eliminating one of the two sets of prospectuses, annual reports and other documents required for two Funds), and may result in a lower expense ratio;
(2) a larger asset base could provide portfolio management benefits, such as greater diversification [and the ability to command more attention from brokers and underwriters];
(3) the positive compatibility of the Acquiring Fund's investment objectives, policies and restrictions with those of the Fund;
(4) the tax-free nature of the Reorganization;
(5) the potential opportunity for higher return levels;
(6) the lower management fees and total annual expense ratio of the Acquiring Fund;
(7) the terms and conditions of the Reorganization and that it should not result in a dilution of Fund shareholder interests; and
(8) the level of costs and expenses to the Fund of the proposed Reorganization.
DESCRIPTION OF THE SECURITIES TO BE ISSUED
General.  The Fund is a diversified series of Investment
Series, a business trust organized under the laws of The Commonwealth of Massachusetts on January 29, 1987, and is registered with the SEC as an open-end management investment company. The Acquiring Fund is a diversified series of Investment Funds, a corporation incorporated under the laws of the State of Maryland on September 29, 1981, and is registered with the SEC as a diversified, open-end management investment company. The Fund currently offers shares of beneficial interests classified into three Classes, A, B, and 1. The Acquiring Fund currently offers shares of common stock classified into four classes, A, B, L and Y and will offer Class 1 Shares upon the closing of the Reorganization. Each Class of shares represents an identical pro rata interest in the relevant Fund's investment portfolio. As a result, the Classes of a Fund have the same rights, privileges and preferences, except with respect to: (a) the designation of each Class; (b) the amount of the respective sales charges, if any, for each Class; (c) the distribution and/or service fees borne by each Class; (d) the expenses allocable exclusively to each Class;
(e) voting rights on matters exclusively affecting a single Class;
(f) the exchange privilege of each Class; and (g) the conversion feature of the Class B Shares.
Each share of each class of a Fund represents an interest in that class of the Fund that is equal to and proportionate with each other share of that class of the Fund. Shareholders are entitled to one vote per share (and a proportionate fractional vote per each fractional share) held on matters on which they are entitled to vote.
Voting Rights. Neither Fund is required to hold shareholder meetings annually, although shareholder meetings may be called for purposes such as electing or removing Trustees or Directors, as applicable, changing fundamental policies or approving an investment management contract. In the event that shareholders of a Fund wish to communicate with other shareholders concerning the removal of any Trustee or Director, as applicable, such shareholders shall be assisted in communicating with other shareholders for the purpose of obtaining signatures to request a meeting of shareholders, all in the manner provided in Section 16(c) of the 1940 Act as if Section 16(c) were applicable.
Board.  The By-Laws of Investment Funds and of Investment
Series provide that the term of office of each Director/Trustee shall be from the time of his or her election and qualification until the next annual meeting of shareholders and until his or her successor shall have been elected and shall have qualified. Any Director/Trustee of Investment Funds or Investment Series may be removed by the vote of at least a majority of the outstanding shares then entitled to be cast for the election of Directors/Trustees. Vacancies on the Boards of Investment Funds or Investment Series may be filled by the Directors/Trustees remaining in office. A meeting of shareholders will be required for the purpose of electing additional Directors/Trustees whenever fewer than a majority of the Directors/Trustees then in office were elected by shareholders and to fill vacancies if less than two-thirds of the Directors/Trustees then holding office have been elected by the shareholders.
Liquidation or Termination. In the event of the liquidation or termination of the Acquiring Fund or the Fund, the shareholders of each Fund are entitled to receive, when and as declared by the Directors/Trustees, the excess of the assets over the liabilities belonging to the relevant Fund. In either case, the assets so distributed to shareholders will be distributed among the shareholders in proportion to the number of shares of the class held by them and recorded on the books of the relevant Fund. The net asset value of the classes of shares would differ due to differences in expense ratios.
Liability of Directors/Trustees.  The Articles of
Incorporation of Investment Funds and the Declaration of Trust of Investment Series provide that the Directors/Trustees and officers shall not be liable for monetary damages for breach of fiduciary duty as a Director/Trustee or officer, except to the extent such exemption is not permitted by law.
Rights of Inspection. Maryland law permits any shareholder of the Acquiring Fund or any agent of such shareholders to inspect and copy, during usual business hours, the By-Laws, minutes of shareholder proceedings, annual statements of the affairs and voting trust agreements (if any) of the Acquiring Fund on file at its principal office. The Declaration of Trust of Investment Series permits any shareholder of the Fund or his agent to inspect and copy during normal business hours the By-Laws, minutes of the proceedings of shareholders and annual financial statements of the Fund (including a balance sheet and financial statements of operations) on file, at its principal offices.
Shareholder Liability. Under Maryland law, shareholders of the Acquiring Fund do not have personal liability for corporate acts and obligations. Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for obligations of a fund. The Declaration of Trust for Investment Series, however, disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by that Fund or its Trustees. Moreover, the Declaration of Trust provides for indemnification out of the Fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund and the Fund will be covered by insurance which the Trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder of the Fund incurring financial loss on account of shareholder liability is considered by SSB Citi remote and not material, since it is limited to circumstances in which a disclaimer is inoperative and the Fund itself is unable to meet its obligations.
Shares of the Acquiring Fund issued to the holders of shares of beneficial interests in the Fund pursuant to the Reorganization will be fully paid and nonassessable when issued, transferable without restrictions and will have no preemptive rights.
The foregoing is only a summary of certain characteristics of the operations of Investment Series and Investment Funds. The foregoing is not a complete description of the documents cited. Shareholders should refer to the provisions of the corporate and trust documents and state laws governing each Fund for a more thorough description.
FEDERAL INCOME TAX CONSEQUENCES
The Reorganization is conditioned upon the receipt by Investment Series, on behalf of the Fund, and by Investment Funds, on behalf of the Acquiring Fund, of an opinion from Willkie Farr & Gallagher, substantially to the effect that, based upon certain facts, assumptions and representations of the parties, for federal income tax purposes: (i) the transfer to the Acquiring Fund of all or substantially all of the assets of the Fund in exchange solely for Shares and the assumption by the Acquiring Fund of all of the liabilities of the Fund, followed by the distribution of such Shares to Fund shareholders in exchange for their shares of beneficial interests in the Fund in complete liquidation of the Fund, will constitute a "reorganization" within the meaning of
Section 368(a)(1) of the Code, and the Acquiring Fund and the Fund will each be "a party to a reorganization" within the meaning of
Section 368(b) of the Code; (ii) no gain or loss will be recognized by the Fund upon the transfer of the Fund's assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of liabilities of the Fund or upon the distribution (whether actual or constructive) of the Acquiring Fund Shares to the Fund's shareholders in exchange for their shares of beneficial interests in the Fund; (iii) the basis of the assets of the Fund in the hands of the Acquiring Fund will be the same as the basis of such assets of the Fund immediately prior to the transfer; (iv) the holding period of the assets of the Fund in the hands of the Acquiring Fund will include the period during which such assets were held by the Fund; (v) no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Fund in exchange for Shares and the assumption by the Acquiring Fund of all of the liabilities of the Fund; (vi) no gain or loss will be recognized by the holders of beneficial interests in the Fund upon the receipt of Shares solely in exchange for their shares of beneficial interests in the Fund as part of the transaction; (vii) the basis of Shares received by the holders of shares of beneficial interests in the Fund will be the same as the basis of shares of beneficial interests in the Fund exchanged therefor; and (viii) the holding period of Shares received by the holders of shares of beneficial interests in the Fund will include the holding period during which the shares of beneficial interests in the Fund exchanged therefor were held, provided that at the time of the exchange the shares of beneficial interests in the Fund were held as capital assets in the hands of the holders of shares of beneficial interests in the Fund.
While neither Investment Series nor Investment Funds is aware of any adverse state or local tax consequences of the proposed Reorganization, they have not requested any ruling or opinion with respect to such consequences and shareholders may wish to consult their own tax adviser with respect to such matters.
LIQUIDATION AND TERMINATION OF SERIES
If the Reorganization is effected, the Fund will be liquidated and terminated as a series of Investment Series, and the Fund's outstanding shares will be cancelled.
PORTFOLIO SECURITIES
If the Reorganization is effected, SSB Citi will analyze and evaluate the portfolio securities of the Fund being transferred to the Acquiring Fund. Consistent with the Acquiring Fund's investment objective and policies, any restrictions imposed by the Code and the best interests of the Acquiring Fund's shareholders (including former shareholders of the Fund), SSB Citi will determine the extent and duration to which the Fund's portfolio securities will be maintained by the Acquiring Fund. [It is possible that there may be a significant rebalancing of the Fund portfolio securities in connection with the Reorganization.] Subject to market conditions at the time of any such rebalancing, the disposition of the Fund's portfolio securities may result in a capital gain or loss. The actual tax consequences of any disposition of portfolio securities will vary depending upon the specific security(ies) being sold.
PORTFOLIO TURNOVER
The portfolio turnover rate for the Acquiring Fund (i.e., the ratio of the lesser of annual sales or purchases to the monthly average value of the portfolio (excluding from both the numerator and the denominator securities with maturities at the time of acquisition of one year or less)), for the year ended December 31, 1999 was [161%]. The portfolio turnover rate for the Fund for the year ended October 31, 1999 was 201%.
CAPITALIZATION AND PERFORMANCE
Pro forma capitalization (unaudited). The following table sets forth the unaudited capitalization of each class of each of the Acquiring Fund and the Fund as of June 30, 2000, as adjusted giving effect to the Reorganization discussed herein:1

ACQUIRING
FUND
(Actual)
THE
FUND
(Actual)
CITIFUNDS
SERIES2
(Actual)
PRO FORMA
ADJUSTMENTS2
PRO FORMA
COMBINED
Class A
Net Assets
$269,993,
291
$19,279,94
7
$38,653,4
38

$327,926,67
6
Net Asset
		Value Per
Share
$9.07
$9.60
$9.18

$9.07
Shares
Outstanding
29,755,82
5
2,007,327
4,211,626
6,387,363
36,143,188






Class B
Net Assets
$50,297,7
84
$14,504,15
9
$1,685,55
4

$66,487,497
Net Asset
 Value Per
Share3
$9.08
$9.63
$9.20

$9.08
Shares
Outstanding
5,538,032
1,506,227
183,225
1,783,008
7,321,040






Class 13
Net Assets
--
$131,224,3
33
--

$131,224,33
3
Net Asset
	Value Per
Share
$9.07
$9.63
--

$9.07
Shares
Outstanding


13,623,918
--
14,467,953
14,467,953
__________________
1	Assumes the Reorganization had been consummated on June 30,
2000, and is for information purposes only.  No assurance
can be given as to how many shares of the Acquiring Fund
will be received by shareholders of the Fund on the date the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of the Acquiring
Fund that actually will be received on or after such date.
2	Assumes the consummation of a reorganization pursuant to
which the assets of CitiFunds Intermediate Income portfolio, a series of CitiFunds Fixed Income Trust, are acquired by
the Acquiring Fund.
3	Assumes subscriptions of Class 1 shares in acquiring fund at
Class A NAV.
Total return is a measure of the change in value of an investment in a fund over the period covered, which assumes that any dividends or capital gains distributions are automatically reinvested in shares of the fund rather than paid to the investor in cash. The formula for total return used by a fund is prescribed by the SEC and includes three steps: (1) adding to the total number of shares of the fund that would be purchased by a hypothetical $1,000 investment in the fund all additional shares that would have been purchased if all dividends and distributions paid or distributed during the period had been automatically reinvested; (2) calculating the redemption value of the hypothetical initial investment as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period; and (3) dividing this account value for the hypothetical investor by the amount of the initial investment, and annualizing the result for periods of less than one year. Total return may be stated with or without giving effect to any expense limitations in effect for a fund.
The following table reflects the average annual total returns of Class B Shares of the Acquiring Fund for the 1, 5 and 10 year and since inception periods, as applicable, ending
December 31, 1999 for each of the Fund and the Acquiring Fund:

THE FUND
THE ACQUIRING FUND
Average Annual Total Return: 1


1-year
	(9.77%)
(9.42%)
5-year
	N/A
5.25%
10-year
	N/A
6.20%
Since Inception
	2.69%
7.27%

	(8/08/96)
(3/20/84)
__________________
1	The average annual total returns for other classes of each
Fund's shares would be similar to the returns of the Class B Shares of the relevant Fund, but would differ to the extent that the other class of shares had a higher or lower total
annual expense ratio during the relevant periods.  For
example, the average annual total returns of Class 1 Shares
of the Fund, which are subject to a lower total annual
expense ratio, were as follows:  1-year:  (11.16%); 5-year:
4.34%; 10-year: 5.46%; and since inception: 5.94% (4/14/87).
Class 1 Shares of the Acquiring Fund had not been issued as
of the date of this Proxy Statement/Prospectus.
ADDITIONAL INFORMATION ABOUT THE FUNDS
As noted above, additional information about Investment
Series with respect to the Fund, Investment Funds with respect to the Acquiring Fund, and the Reorganization has been filed with the SEC and may be obtained without charge by writing to Smith Barney Mutual Funds, 388 Greenwich Street, New York, New York 10013, or by calling (800) 451-2010.
Each Fund is subject to the informational requirements of
the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith, files reports, proxy material and other information about the applicable Fund with the Commission.
Such reports, proxy material and other information can be inspected and copied at the Public Reference Room ((202) 942-8090) maintained by the Commission at 450 Fifth Street, N.W., Washington, D.C. 20549. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission 450 Fifth Street, N.W., Washington, D.C. 20549 at prescribed rates or without charge from the Commission at publicinfo@sec.gov. Copies of such material can also be obtained from Smith Barney Mutual Funds, 388 Greenwich Street, New York, New York 10013, or by calling (800) 451-2010.
Interests of certain persons. SSB Citi and certain of the Acquiring Fund's service providers have a financial interest in the Reorganization arising from the fact that their respective fees under their respective agreements with the Acquiring Fund will increase as the amount of the Acquiring Fund's assets increases by virtue of the Reorganization.
THE BOARD MEMBERS OF INVESTMENT SERIES RECOMMEND THAT THE SHAREHOLDERS OF THE FUND VOTE IN FAVOR OF THIS PROPOSAL. ADDITIONAL INFORMATION
General.  The cost of preparing, printing and mailing the
enclosed proxy card(s) and Proxy Statement/Prospectus and all other costs incurred in connection with the solicitation of proxies, including any additional solicitation made by letter, telephone or telegraph, will be paid by SSB Citi. In addition to solicitation by mail, certain officers and representatives of Investment Series, officers and employees of SSB Citi and certain financial services firms and their representatives, who will receive no extra compensation for their services, may solicit proxies by telephone, telegram or personally.
When the Fund records proxies by telephone, it will use
procedures designed to (i) authenticate shareholders' identities,
(ii) allow shareholders to authorize the voting of their shares in accordance with their instructions and (iii) confirm that their instructions have been properly recorded.
To participate in the Special Meeting, holders of shares of beneficial interests in the Fund may submit the proxy card originally sent with the Proxy Statement/Prospectus or attend in person. Any proxy given by a shareholder is revocable until voted at the Special Meeting.
Proposals of shareholders. Shareholders wishing to submit proposals for inclusion in a proxy statement for a shareholder meeting subsequent to the Special Meeting, if any, should send their written proposals to the Secretary of Investment Series, c/o Smith Barney Mutual Funds, 388 Greenwich Street, New York, New York 10013, within a reasonable time before the solicitation of proxies for such meeting. The timely submission of a proposal does not guarantee its inclusion.
Other matters to come before the special meeting.  No Board
member is aware of any matters that will be presented for action at the Special Meeting other than the matters set forth herein. Should any other matters requiring a vote of shareholders arise, the proxy in the accompanying form will confer upon the person or persons entitled to vote the shares represented by such proxy the discretionary authority to vote the shares as to any such other matters in accordance with their best judgment in the interest of Investment Series and/or the Fund.
PLEASE COMPLETE, SIGN AND RETURN THE ENCLOSED PROXY CARD(S) PROMPTLY. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES. By order of the Board of Trustees,
/s/	Christina T. Sydor
	Christina T. Sydor
	Secretary

INDEX OF EXHIBITS
ANNEX:	5% Shareholders of the Acquiring Fund
Exhibit A:	Form of Agreement and Plan of Reorganization


ANNEX A
5% SHAREHOLDERS OF THE ACQUIRING FUND

EXHIBIT A
AGREEMENT AND PLAN OF REORGANIZATION
THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement")
is made as of this ____ day of _________, 2000, between Concert Investment Series(r) ("Investment Series"), a Massachusetts business trust with its principal place of business at 388 Greenwich
Street, New York, New York 10013, on behalf of its series, the Government Fund (the "Acquired Fund"), and Smith Barney Investment
Funds Inc. ("Investment Funds"), a Maryland corporation with its principal place of business at 388 Greenwich Street, New York, New
York  10013, on behalf of its series, the Government Securities
Fund (the "Acquired Fund") and solely for purposes of Section 10.2 hereof, SSB Citi Fund Management, LLC ("SSB Citi").
This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section
368(a) of the Internal Revenue Code of 1986, as amended (the
"Code").  The reorganization (the "Reorganization") will consist of the transfer of all of the assets of the
Acquired Fund to Investment Funds, on behalf of the Acquiring
Fund, in exchange solely for voting shares of the corresponding class of common stock ($.001 par value per share) of the Acquiring
Fund (the "Acquiring Fund Shares"), the assumption by Investment
Funds, on behalf of the Acquiring Fund, of all of the stated liabilities of the Acquired Fund and the distribution of the Acquiring Fund
Shares to the holders of shares of beneficial interests in the
Acquired Fund in complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.
NOW, THEREFORE, in consideration of the premises and of the
covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:
1. TRANSFER OF ASSETS OF THE ACQUIRED FUND TO THE ACQUIRING
FUND IN EXCHANGE FOR THE ACQUIRING FUND SHARES, THE
ASSUMPTION OF ALL ACQUIRED FUND LIABILITIES AND THE
LIQUIDATION OF THE ACQUIRED FUND
1.1. Subject to the terms and conditions herein set forth
and on the basis of the representations and warranties contained herein, Investment Series, on behalf of the Acquired Fund, agrees to transfer to Investment Funds, on behalf of the Acquiring Fund, all of the Acquired Fund's assets as set forth in section 1.2, and Investment Funds, on behalf of the Acquiring Fund, agrees in exchange therefor (i) to deliver to the Acquired Fund that number of full and fractional Acquiring Fund Shares determined by
dividing the value of the Acquired Fund's assets, computed in the manner and as of the time and date set forth in section 2.1, by the net asset value of one Acquiring Fund Share, computed in the manner and as of the time and date set forth in section 2.2; and
(ii) to assume all of the stated liabilities of the Acquired Fund, as set forth in section 1.3. Such transactions shall take place at the closing provided for in section 3.1 (the "Closing").
1.2. The assets of the Acquired Fund to be acquired by the
Acquiring Fund (collectively "Assets") shall consist of all
assets, including, without limitation, all cash, cash equivalents, securities, commodities and futures interests and dividends or interest or other receivables that are owned by the Acquired Fund and any deferred or prepaid expenses shown on the unaudited
statement of assets and liabilities of the Acquired Fund prepared as of the effective time of the closing (the "Effective Time
Statement"), prepared in accordance with generally accepted
accounting principles ("GAAP") applied consistently with those of the Acquired Fund's most recent audited balance sheet.
1.3. The Acquired Fund will endeavor to discharge all the
Acquired Fund's known liabilities and obligations prior to the
Closing Date as defined in section 3.1, other than those
liabilities and obligations which would otherwise be discharged at a later date in the ordinary course of business.
1.4. On or as soon as practicable prior to the Closing Date
as defined in section 3.1, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing
Date.
1.5. Immediately after the transfer of assets provided for
in section 1.1 (the "Liquidation Time"), Investment Series will distribute to the Acquired Fund's shareholders of record (the
"Acquired Fund Shareholders"), determined as of the Valuation Time
(as defined herein), on a pro rata basis, the Acquiring Fund
Shares received by the Acquired Fund pursuant to section 1.1 and will completely liquidate.  Such distribution and liquidation will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the
Acquiring Fund in the names of the Acquired Fund Shareholders.
The aggregate net asset value of Acquiring Fund Shares to be so credited to Acquired Fund Shareholders shall be equal to the aggregate net asset value of each class of the Acquired Fund shares owned by such shareholders as of the Valuation Time (as defined herein).  All issued and outstanding shares of the
Acquired Fund will simultaneously be cancelled on the books of
Investment Series with respect to the Acquired Fund, although share certificates representing interests in shares of the
Acquired Fund will represent a number of Acquiring Fund Shares after the Closing Date as determined in accordance with section
2.3. The Acquiring Fund will not issue certificates representing Acquiring Fund Shares in connection with such exchange.
1.6. Ownership of Acquiring Fund Shares will be shown on
the books of Investment Funds with respect to the Acquiring Fund.
Shares of the Acquiring Fund will be issued in the manner
described in the Acquiring Fund's then-current prospectus and statement of additional information.
1.7. Any reporting responsibility of the Acquired Fund
including, without limitation, the responsibility for filing of regulatory reports, tax returns, or other documents with the
Securities and Exchange Commission (the "Commission"), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.
1.8. All books and records of the Acquired Fund, including
all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder, shall be available to the Acquiring Fund from and after the Closing Date and shall be turned over to the Acquiring Fund as soon as practicable following the closing date.
2. VALUATION
2.1. The value of the Assets shall be computed as of the
close of regular trading on The New York Stock Exchange, Inc.
("NYSE") on the Closing Date, as defined in Section 3.1 (such time and date also being hereinafter called the "Valuation Time") after the declaration and payment of any dividends and/or other
distributions on that date, using the valuation procedures set forth in the Acquiring Fund's Articles of Incorporation, as
amended, and then-current prospectus or statement of additional information.
2.2. The net asset value of an Acquiring Fund share shall
be the net asset value per share of each class computed as of the Valuation Time using the valuation procedures referred to in section 2.1.
2.3. The number of the Acquiring Fund Shares to be issued
(including fractional shares, if any) in exchange for the Assets shall be determined by dividing the value of the Assets with respect to shares of each class of the Acquired Fund determined in accordance with section 2.1 by the net asset value by class of an Acquiring Fund Share determined in accordance with section 2.2.
2.4. All computations of value hereunder shall be made by
or under the direction of each Fund's respective accounting agent, if applicable, in accordance with its regular practice and the requirements of the 1940 Act and shall be subject to confirmation by each Fund's respective independent accountants.
3. CLOSING AND CLOSING DATE
3.1. The Closing of the transactions contemplated by this
Agreement shall be October 6, 2000, or such later date as the parties may agree in writing (the "Closing Date").  All acts taking place at the Closing shall be deemed to take place
simultaneously as of 4:00 P.M., Eastern time, on the Closing
Date, unless otherwise agreed to by the parties.  The Closing shall be held at the offices of [Willkie Farr & Gallagher] or at such other place and time as the parties may agree.
3.2. Investment Series, on behalf of Acquired Fund, shall
deliver to Investment Funds, on behalf of the Acquiring Fund, on the Closing Date a schedule of assets.
3.3. PNC Bank, National Association, as custodian for the
Investment Series, shall deliver at the Closing a certificate of an authorized officer stating that (a) the Assets shall have been delivered in proper form to PNC Bank, National Association, custodian for the Acquiring Fund, prior to or on the Closing Date and (b) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund's portfolio securities represented by a certificate or other written instrument shall be presented by
Custodian for Acquired Fund to Custodian for Acquiring Fund for examination no later than five business days preceding the Closing
Date and transferred and delivered by the Acquired Fund as of the
Closing Date by the Acquired Fund for the account of Acquiring
Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof.  The Acquired Fund's portfolio securities and instruments deposited with a securities depository, as defined in Rule 17f-4 under the 1940 Act, shall be delivered as of the Closing Date by book entry in accordance with the customary practices of such depositories and Custodian for
Acquiring Fund.  The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds on the
Closing Date.
3.4. Citi Fiduciary Trust Company (the "Transfer Agent"),
on behalf of the Acquired Fund, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership (to three decimal places)
of outstanding Acquired Fund Shares owned by each such shareholder immediately prior to the Closing. Investment Funds, on behalf of the Acquiring Fund, shall issue and deliver a confirmation
evidencing the Acquiring Fund Shares to be credited on the Closing
Date to the Acquired Fund or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund.
At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may
reasonably request to effect the transactions contemplated by this
Agreement.
3.5. In the event that immediately prior to the Valuation
Time (a) the NYSE or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or
(b) trading or the reporting of trading on such Exchange or
elsewhere shall be disrupted so that, in the judgment of the Board of Directors/Trustees of either Fund, accurate appraisal of the value of the net assets with respect to the Acquiring Fund Shares or the Acquired Fund Shares is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.
4. REPRESENTATIONS AND WARRANTIES
4.1. Investment Series, on behalf of the Acquired Fund,
represents and warrants to the Acquiring Fund as follows:
(a) Investment Series is a business trust duly
organized and validly existing under the laws of The
Commonwealth of Massachusetts with power under its
Declaration of Trust, as amended, to own all of its
properties and assets and to carry on its business as it is
now being conducted;
(b) Investment Series is registered with the
Commission as an open-end management investment company
under the Investment Company Act of 1940, as amended (the
"1940 Act"), and such registration is in full force and
effect;
(c) No consent, approval, authorization, or order of
any court or governmental authority is required for the
consummation by the Acquired Fund of the transactions
contemplated herein, except such as have been obtained under the Securities Act of 1933, as amended (the "1933 Act"), the
Securities Exchange Act of 1934 (the "1934 Act") and the
1940 Act and such as may be required by state securities
laws;
(d) Other than with respect to contracts entered
into in connection with the portfolio management of the
Acquired Fund which shall terminate on or prior to the
Closing Date, Investment Series is not, and the execution,
delivery and performance of this Agreement by Investment
Series will not result, in violation of Massachusetts law or of its Declaration of Trust, as amended, or By-Laws, or of
any material agreement, indenture, instrument, contract,
lease or other undertaking known to counsel to which the
Acquired Fund is a party or by which it is bound, and the
execution, delivery and performance of this Agreement by the
Acquired Fund will not result in the acceleration of any
obligation, or the imposition of any penalty, under any
agreement, indenture, instrument, contract, lease, judgment
or decree to which the Acquired Fund is a party or by which
it is bound;
(e) No material litigation or administrative
proceeding or investigation of or before any court or
governmental body is presently pending or to its knowledge
threatened against the Acquired Fund or any properties or
assets held by it.  The Acquired Fund knows of no facts
which might form the basis for the institution of such
proceedings which would materially and adversely affect its
business and is not a party to or subject to the provisions
of any order, decree or judgment of any court or
governmental body which materially and adversely affects its business or its ability to consummate the transactions
herein contemplated;
(f) The Statements of Assets and Liabilities,
including the Investment Portfolio, Operations, and Changes
in Net Assets, and the Financial Highlights of the Acquired
Fund at and for the year ended October 31, 1999, has been
audited by Ernst & Young LLP, independent certified public
accountants, and are in accordance with GAAP consistently
applied, and such statements (copies of which have been
furnished to the Acquiring Fund) present fairly, in all
material respects, the financial position, results of
operations, changes in net assets and financial highlights
of the Acquired Fund as of such date in accordance with
GAAP, and there are no known contingent liabilities of the
Acquired Fund required to be reflected on a statement of
assets and liabilities (including the notes thereto) in
accordance with GAAP as of such date not disclosed therein;
(g) Since October 31, 1999 , there has not been any
material adverse change in the Acquired Fund's financial
condition, assets, liabilities or business other than
changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing
more than one year from the date such indebtedness was
incurred except as otherwise disclosed to and accepted in
writing by Investment Funds, on behalf of the Acquiring
Fund.  For purposes of this subsection (g), a decline in net asset value per share of the Acquired Fund due to declines
in market values of securities in the Acquired Fund's
portfolio, the discharge of Acquired Fund liabilities, or
the redemption of Acquired Fund shares by Acquired Fund
Shareholders shall not constitute a material adverse change;
(h) At the date hereof and at the Closing Date, all
federal and other tax returns and reports of the Acquired
Fund required by law to have been filed by such dates
(including any extensions) shall have been filed and are or
will be correct in all material respects, and all federal
and other taxes shown as due or required to be shown as due
on said returns and reports shall have been paid or
provision shall have been made for the payment thereof, and, to the best of the Acquired Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;
(i) For each taxable year of its operation, the
Acquired Fund has met the requirements of Subchapter M of
the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to
and has computed its federal income tax under Section 852 of the Code, and will have distributed all of its investment
company taxable income and net capital gain (as defined in
the Code) that has accrued through the Closing Date;
(j) All issued and outstanding shares of the
Acquired Fund (i) have been offered and sold in every state
and the District of Columbia in compliance in all material
respects with applicable registration requirements of the
1933 Act and state securities laws, (ii) are, and on the
Closing Date will be, duly and validly issued and
outstanding, fully paid and non-assessable, and (iii) will
be held at the time of the Closing by the persons and in the amounts set forth in the records of the Transfer Agent, as
provided in section 3.3.  The Acquired Fund does not have
outstanding any options, warrants or other rights to
subscribe for or purchase any of the Acquired Fund shares,
nor is there outstanding any security convertible into any
of the Acquired Fund shares;
(k) At the Closing Date, the Acquired Fund will have
good and marketable title to the Acquired Fund's assets to
be transferred to the Acquiring Fund pursuant to section 1.2 and full right, power, and authority to sell, assign,
transfer and deliver such assets hereunder free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquiring Fund has received notice at or prior
to the Closing, and upon delivery and payment for such
assets, the Acquiring Fund will acquire good and marketable
title thereto, subject to no restrictions on the full
transfer thereof, including such restrictions as might arise under the 1933 Act and the 1940 Act, except those
restrictions as to which the Acquiring Fund has received
notice and necessary documentation at or prior to the
Closing;
(l) The execution, delivery and performance of this
Agreement will have been duly authorized prior to the
Closing Date by all necessary action on the part of the
Trustees of Investment Series, and, subject to the approval
of the Acquired Fund Shareholders, this Agreement
constitutes a valid and binding obligation of Investment
Series, on behalf of the Acquired Fund, enforceable in
accordance with its terms, subject, as to enforcement, to
bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting
creditors' rights and to general equity principles;
(m) The information to be furnished by the Acquired
Fund for use in applications for orders, registration
statements or proxy materials or for use in any other
document filed or to be filed with any federal, state or
local regulatory authority (including the National
Association of Securities Dealers, Inc.), which may be
necessary in connection with the transactions contemplated
hereby, shall be accurate and complete in all material
respects and shall comply in all material respects with
federal securities and other laws and regulations applicable thereto; and
(n) The current prospectus and statement of
additional information of the Acquired Fund conform in all
material respects to the applicable requirements of the 1933
Act and the 1940 Act and the rules and regulations of the
Commission thereunder and do not include any untrue
statement of a material fact or omit to state any material
fact required to be stated therein or necessary to make the
statements therein, in light of the circumstances under
which they were made, not materially misleading; and
(o) The proxy statement of the Acquired Fund to be
included in the Registration Statement referred to in
section 5.7 (the "Proxy Statement"), insofar as it relates
to the Acquired Fund, will, on the effective date of the
Registration Statement and on the Closing Date, not contain
any untrue statement of a material fact or omit to state a
material fact required to be stated therein or necessary to
make the statements therein, in light of the circumstances
under which such statements are made, not materially
misleading; provided, however, that the representations and
warranties in this section shall not apply to statements in
or omissions from the Proxy Statement and the Registration
Statement made in reliance upon and in conformity with
information that was furnished or should have been furnished by the Acquiring Fund for use therein.
4.2. Investment Funds, on behalf of the Acquiring Fund,
represents and warrants to Investment Series, on behalf of the
Acquired Fund, as follows:
(a) Investment Funds is a corporation duly organized
and validly existing under the laws of the State of Maryland with power under its Articles of Incorporation, as amended,
to own all of its properties and assets and to carry on its
business as it is now being conducted;
(b) Investment Funds is registered with the
Commission as an open-end management investment company
under the 1940 Act, and such registration is in full force
and effect;
(c) No consent, approval, authorization, or order of
any court or governmental authority is required for the
consummation by the Acquiring Fund of the transactions
contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may
be required by state securities laws;
(d) Investment Funds is not, and the execution,
delivery and performance of this Agreement by Investment
Funds will not result, in violation of Maryland law or of
the Investment Funds' Articles of Incorporation, as amended, or By-Laws, or of any material agreement, indenture,
instrument, contract, lease or other undertaking known to
counsel to which the Acquiring Fund is a party or by which
it is bound, and the execution, delivery and performance of
this Agreement by the Acquiring Fund will not result in the
acceleration of any obligation, or the imposition of any
penalty, under any agreement, indenture, instrument,
contract, lease, judgment or decree to which the Acquiring
Fund is a party or by which it is bound;
(e) No material litigation or administrative
proceeding or investigation of or before any court or
governmental body is presently pending or to its knowledge
threatened against the Acquiring Fund or any properties or
assets held by it.  The Acquiring Fund knows of no facts
which might form the basis for the institution of such
proceedings which would materially and adversely affect its
business and is not a party to or subject to the provisions
of any order, decree or judgment of any court or
governmental body which materially and adversely affects its business or its ability to consummate the transactions
herein contemplated;
(f) The Statements of Assets and Liabilities,
including the Investment Portfolio, Operations, and Changes
in Net Assets, and the Financial Highlights of the Acquiring
Fund at and for the year ended December 31, 1999 has been
audited by KPMG LLP, independent certified public
accountants, and are in accordance with GAAP consistently
applied, and such statements (copies of which have been
furnished to the Acquired Fund) present fairly, in all
material respects, the financial position, results of
operations, changes in net assets and financial highlights
of the Acquiring Fund as of such date in accordance with
GAAP, and there are no known contingent liabilities of the
Acquiring Fund required to be reflected on a statement of
assets and liabilities (including the notes thereto) in
accordance with GAAP as of such date not disclosed therein;
(g) Since December 31, 1999, there has not been any
material adverse change in the Acquiring Fund's financial
condition, assets, liabilities or business other than
changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing
more than one year from the date such indebtedness was
incurred except as otherwise disclosed to and accepted in
writing by Investment Series on behalf of the Acquired Fund.
For purposes of this subsection (g), a decline in net asset
value per share of the Acquiring Fund due to declines in
market values of securities in the Acquiring Fund's
portfolio, the discharge of Acquiring Fund liabilities, or
the redemption of Acquiring Fund shares by Acquiring Fund
shareholders shall not constitute a material adverse change;
(h) At the date hereof and at the Closing Date, all
federal and other tax returns and reports of the Acquiring
Fund required by law to have been filed by such dates
(including any extensions) shall have been filed and are or
will be correct in all material respects, and all federal
and other taxes shown as due or required to be shown as due
on said returns and reports shall have been paid or
provision shall have been made for the payment thereof, and, to the best of the Acquiring Fund's knowledge, no such
return is currently under audit and no assessment has been
asserted with respect to such returns;
(i) For each taxable year of its operation, the
Acquiring Fund has met the requirements of Subchapter M of
the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to
and has computed its federal income tax under Section 852 of the Code, and will do so for the taxable year including the
Closing Date;
(j) All issued and outstanding shares of the
Acquiring Fund (i) have been offered and sold in every state and the District of Columbia in compliance in all material
respects with applicable registration requirements of the
1933 Act and state securities laws and (ii) are, and on the
Closing Date will be, duly and validly issued and
outstanding, fully paid and non-assessable.  The Acquiring
Fund does not have outstanding any options, warrants or
other rights to subscribe for or purchase any of the
Acquiring Fund shares, nor is there outstanding any security convertible into any of the Acquiring Fund shares;
(k) The Acquiring Fund Shares to be issued and
delivered to the Acquired Fund, for the account of the
Acquired Fund Shareholders, pursuant to the terms of this
Agreement, will at the Closing Date have been duly
authorized and, when so issued and delivered, will be duly
and validly issued and outstanding Acquiring Fund Shares,
and will be fully paid and non-assessable;
(l) At the Closing Date, the Acquiring Fund will
have good and marketable title to the Acquiring Fund's
assets, free of any liens or other encumbrances, except
those liens or encumbrances as to which the Acquired Fund
has received notice at or prior to the Closing;
(m) The execution, delivery and performance of this
Agreement will have been duly authorized prior to the
Closing Date by all necessary action on the part of the
Directors of Investment Funds and this Agreement will
constitute a valid and binding obligation of Investment
Funds on behalf of the Acquiring Fund, enforceable in
accordance with its terms, subject, as to enforcement, to
bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting
creditors' rights and to general equity principles;
(n) The information to be furnished by the Acquiring
Fund for use in applications for orders, registration
statements or proxy materials or for use in any other
document filed or to be filed with any federal, state or
local regulatory authority (including the National
Association of Securities Dealers, Inc.), which may be
necessary in connection with the transactions contemplated
hereby, shall be accurate and complete in all material
respects and shall comply in all material respects with
federal securities and other laws and regulations applicable thereto;
(o) The current prospectus and statement of
additional information of the Acquiring Fund conform in all
material respects to the applicable requirements of the 1933
Act and the 1940 Act and the rules and regulations of the
Commission thereunder and do not include any untrue
statement of a material fact or omit to state any material
fact required to be stated therein or necessary to make the
statements therein, in light of the circumstances under
which they were made, not materially misleading;
(p) The Proxy Statement to be included in the
Registration Statement, only insofar as it relates to the
Acquiring Fund, will, on the effective date of the
Registration Statement and on the Closing Date, not contain
any untrue statement of a material fact or omit to state a
material fact required to be stated therein or necessary to
make the statements therein, in light of the circumstances
under which such statements were made, not materially
misleading; provided, however, that the representations and
warranties in this section shall not apply to statements in
or omissions from the Proxy Statement and the Registration
Statement made in reliance upon and in conformity with
information that was furnished or should have been furnished by the Acquired Fund for use therein; and
(q) Investment Funds, on behalf of the Acquiring
Fund, agrees to use all reasonable efforts to obtain the
approvals and authorizations required by the 1933 Act, the
1940 Act and such of the state securities laws as may be
necessary in order to continue its operations after the
Closing Date.
5. COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND
5.1. Investment Funds, on behalf of the Acquiring Fund, and
Investment Series, on behalf of the Acquired Fund, each covenants to operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that (a) such ordinary course of business will include (i) the declaration and payment of customary dividends and other distributions and
(ii) such changes as are contemplated by the Funds' normal
operations; and (b) each Fund shall retain exclusive control of the composition of its portfolio until the Closing Date.
5.2. Upon reasonable notice, Investment Funds' officers and
agents shall have reasonable access to the Acquired Fund's books and records necessary to maintain current knowledge of the
Acquired Fund and to ensure that the representations and
warranties made by the Acquired Fund are accurate.
5.3. Investment Series, on behalf of the Acquired Fund,
covenants to call a meeting of the Acquired Fund Shareholders entitled to vote thereon to consider and act upon this Agreement and to take all other reasonable action necessary to obtain
approval of the  transactions contemplated herein.  Such meeting shall be scheduled for no later than __________, 2000 (or such other date as the Acquired Fund and the Acquiring Fund may agree to in writing).
5.4. Investment Series, on behalf of the Acquired Fund,
covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.
5.5. Investment Series, on behalf of the Acquired Fund,
covenants that it will assist Investment Funds in obtaining such information as Investment Funds reasonably requests concerning the beneficial ownership of the Acquired Fund Shares and will provide Investment Funds with a list of affiliates of the Acquired Fund.
5.6. Subject to the provisions of this Agreement,
Investment Funds, on behalf of the Acquiring Fund, and Investment
Series, on behalf of the Acquired Fund, will each take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper, and/or advisable to consummate and make effective the transactions contemplated by this Agreement.
5.7. Each Fund covenants to prepare the Registration
Statement on Form N-14 (the "Registration Statement"), in
compliance with the 1933 Act, the 1934 Act and the 1940 Act in connection with the meeting of the Acquired Fund Shareholders to consider approval of this Agreement and the transactions
contemplated herein.  Investment Funds, on behalf of the Acquiring
Fund, will file the Registration Statement, including the Proxy Statement, with the Commission. Investment Series, on behalf of the Acquired Fund, will provide the Acquiring Fund with
information reasonably necessary for the preparation of a
prospectus, which will include the Proxy Statement referred to in section 4.1(o), all to be included in the Registration Statement, in compliance in all material respects with the 1933 Act, the 1934
Act and the 1940 Act.
5.8. Investment Series, on behalf of the Acquired Fund,
covenants that it will, from time to time, as and when reasonably requested by Investment Funds, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as
Investment Funds may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund's title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.
5.9. Investment Funds, on behalf of the Acquiring Fund,
covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act and 1940 Act, and such of the state securities laws as it deems appropriate in order to continue its operations after the Closing Date and to consummate the transactions contemplated herein; provided, however, that
Investment Funds may take such actions it reasonably deems
advisable after the Closing Date as circumstances change.
5.10. Investment Funds, on behalf of the Acquiring Fund,
covenants that it will, from time to time, as and when reasonably requested by Investment Series, execute and deliver or cause to be executed and delivered all such assignments, assumption agreements, releases, and other instruments, and will take or cause to be taken such further action, as Investment Series may reasonably deem necessary or desirable in order to (i) vest and confirm to the Acquired Fund title to and possession of all
Acquiring Fund shares to be transferred to Acquired Fund pursuant to this Agreement and (ii) assume the liabilities from the
Acquired Fund.
5.11. As soon as reasonably practicable after the Closing,
the Acquired Fund shall make a liquidating distribution to its shareholders consisting of the Acquiring Fund Shares received at the Closing.
5.12. Investment Funds, on behalf of the Acquiring Fund, and
Investment Series, on behalf of the Acquired Fund, shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions
contemplated by this Agreement as promptly as practicable.
6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND
The obligations of Investment Series, on behalf of the
Acquired Fund, to consummate the transactions provided for herein shall be subject, at its election, to the performance by
Investment Funds, on behalf of the Acquiring Fund, of all the obligations to be performed by it hereunder on or before the
Closing Date, and, in addition thereto, the following further conditions:
6.1. All representations and warranties of Investment
Funds, with respect to the Acquiring Fund, contained in this
Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the
transactions contemplated by this Agreement, as of the Closing
Date, with the same force and effect as if made on and as of the
Closing Date; and there shall be (i) no pending or threatened litigation brought by any person (other than Acquired Fund, its adviser or any of their affiliates) against the Acquiring Fund, the Acquired Fund or their advisers, trustees or officers arising out of this Agreement and (ii) no facts known to the Acquired Fund which the Acquired Fund reasonably believes might result in such litigation.
6.2. Investment Funds, on behalf of the Acquiring Fund,
shall have delivered to the Acquired Fund on the Closing Date a certificate executed in its name by its President or a Vice
President, in a form reasonably satisfactory to the Acquired Fund and dated as of the Closing Date, to the effect that the
representations and warranties of Investment Funds, with respect to the Acquiring Fund, made in this Agreement are true and correct on and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquired Fund shall reasonably request;
6.3. Investment Series, on behalf of the Acquired Fund,
shall have received on the Closing Date an opinion of Willkie Farr
& Gallagher, in a form reasonably satisfactory to the Acquired
Fund, and dated as of the Closing Date, to the effect that:
(a) Investment Funds has been duly organized and is
a validly existing corporation;
(b) Investment Funds, with respect to the Acquiring
Fund, has the corporate power to carry on its business as
presently conducted in accordance with the description
thereof in Investment Funds' registration statement under
the 1940 Act;
(c) the Agreement has been duly authorized, executed
and delivered by Investment Funds, on behalf of the
Acquiring Fund, and constitutes a valid and legally binding
obligation of Investment Funds, on behalf of the Acquiring
Fund, enforceable in accordance with its terms, subject to
bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and laws of general applicability relating to or
affecting creditors' rights and to general equity
principles;
(d) the execution and delivery of the Agreement did
not, and the exchange of the Acquired Fund's assets for
Acquiring Fund Shares pursuant to the Agreement will not,
violate the Articles of Incorporation, as amended, or By-
laws of Investment Funds; and
(e) to the knowledge of such counsel, all regulatory
consents, authorizations, approvals or filings required to
be obtained or made by the Acquiring Fund under the Federal
laws of the United States or the laws of the State of
Maryland for the exchange of the Acquired Fund's assets for
Acquiring Fund Shares pursuant to the Agreement have been
obtained or made.
Such opinion may state that it is solely for the benefit of
Investment Series, its Trustees and its officers.  Such counsel may rely as to matters governed by the laws of the State of
Maryland on an opinion of Maryland counsel and/or certificates of officers or Directors of the Acquiring Fund. Such opinion also shall include such other matters incident to the transaction contemplated hereby as the Acquired Fund may reasonably request.
6.4. Investment Funds, on behalf of the Acquiring Fund,
shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Fund on or before the Closing Date.
7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND
The obligations of the Acquiring Fund to consummate the
transactions provided for herein shall be subject, at its
election, to the performance by the Acquired Fund of all of the obligations to be performed by it hereunder on or before the
Closing Date and, in addition thereto, the following further conditions:
7.1. All representations and warranties of Investment
Series, with respect to the Acquired Fund, contained in this
Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the
transactions contemplated by this Agreement, as of the Closing
Date, with the same force and effect as if made on and as of the
Closing Date; and there shall be (i) no pending or threatened litigation brought by any person (other than Acquiring Fund, its adviser or any of their affiliates) against the Acquired Fund, the Acquiring Fund or their advisers, trustees or officers arising out of this Agreement and (ii) no facts known to the Acquiring Fund which the Acquiring Fund reasonably believes might result in such litigation.
7.2. Investment Series shall have delivered to the
Acquiring Fund a statement of the Acquired Fund's assets and liabilities as of the Closing Date, certified by the Treasurer of Investment Series;
7.3. Investment Series shall have delivered to the
Acquiring Fund on the Closing Date a certificate executed in its name by its President or a Vice President, in a form reasonably satisfactory to the Acquiring Fund and dated as of the Closing
Date, to the effect that the representations and warranties of
Investment Series, with respect to the Acquired Fund, made in this Agreement are true and correct on and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquiring Fund shall reasonably request;
7.4. Investment Funds, on behalf of the Acquiring Fund,
shall have received on the Closing Date an opinion of [Sullivan & Worcester LLP], in a form reasonably satisfactory to the Acquiring
Fund, and dated as of the Closing Date, to the effect that:
(a) Investment Series has been duly formed and is an
existing business trust;
(b) Investment Series, with respect to the Acquired
Fund, has the corporate power to carry on its business as
presently conducted in accordance with the description
thereof in Investment Series' registration statement under
the 1940 Act;
(c) the Agreement has been duly authorized, executed
and delivered by Investment Series, on behalf of the
Acquired Fund, and constitutes a valid and legally binding
obligation of Investment Series, on behalf of the Acquired
Fund, enforceable in accordance with its terms, subject to
bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and laws of general applicability relating to or
affecting creditors' rights and to general equity
principles;
(d) the execution and delivery of the Agreement did
not, and the exchange of the Acquired Fund's assets for
Acquiring Fund Shares pursuant to the Agreement will not,
violate the Declaration of Trust, as amended, or By-laws of
Investment Series; and
(e) to the knowledge of such counsel, all regulatory
consents, authorizations, approvals or filings required to
be obtained or made by the Acquired Fund under the Federal
laws of the United States or the laws of The Commonwealth of Massachusetts for the exchange of the Acquired Fund's assets for Acquiring Fund Shares pursuant to the Agreement have
been obtained or made.
Such opinion may state that it is solely for the benefit of the
Acquiring Fund, its Directors and its officers.  Such counsel may rely as to matters governed by the laws of The Commonwealth of Massachusetts on an opinion of Massachusetts counsel and/or certificates of officers or Trustees of Investment Series.  Such opinion also shall include such other matters incident to the transaction contemplated hereby, as the Acquiring Fund may
reasonably request.
7.5. Investment Series, on behalf of the Acquired Fund,
shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquired Fund on or before the Closing Date.
8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING
FUND AND THE ACQUIRED FUND
If any of the conditions set forth below have not been met
on or before the Closing Date with respect to the Acquired Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions
contemplated by this Agreement:
8.1. This Agreement and the transactions contemplated
herein shall have been approved by the requisite vote of the holders of the outstanding shares of beneficial interests in the
Acquired Fund in accordance with the provisions of the Declaration of Trust, as amended, and By-Laws of Investment Series, applicable Massachusetts law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund.  Notwithstanding anything herein to the
contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this section 8.1;
8.2. On the Closing Date, no action, suit or other
proceeding shall be pending or to its knowledge threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain material damages or other relief in
connection with, this Agreement or the transactions contemplated herein;
8.3. All consents of other parties and all other consents,
orders and permits of Federal, state and local regulatory
authorities deemed necessary by Investment Funds or Investment
Series to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such
conditions;
8.4. The Registration Statement shall have become effective
under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or
contemplated under the 1933 Act; and
8.5. The parties shall have received an opinion of Willkie
Farr & Gallagher addressed to Investment Series and Investment
Funds substantially to the effect that, based upon certain facts, assumptions and representations, for Federal income tax purposes:
(i) the transfer to the Acquiring Fund of all or substantially all of the assets of the Acquired Fund in exchange solely for Shares and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, followed by the distribution of such Shares to Acquired Fund shareholders in exchange for their shares of the Acquired Fund in complete liquidation of the Acquired Fund, will constitute a "reorganization" within the meaning of Section
368(a)(1) of the Code, and the Acquiring Fund and the Acquired
Fund will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code; (ii) no gain or loss will be
recognized by the Acquired Fund upon the transfer of the Acquired
Fund's assets to the Acquiring Fund in exchange for the Acquiring
Fund Shares and the assumption by the Acquiring Fund of
liabilities of the Acquired Fund or upon the distribution (whether actual or constructive) of the Acquiring Fund Shares to the
Acquired Fund's shareholders in exchange for their shares of the
Acquired Fund; (iii) the basis of the assets of the Acquired Fund in the hands of the Acquiring Fund will be the same as the basis of such assets of the Acquired Fund immediately prior to the transfer; (iv) the holding period of the assets of the Acquired
Fund in the hands of the Acquiring Fund will include the period during which such assets were held by the Acquired Fund; (v) no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund in exchange for Shares and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund; (vi) no gain or loss will be recognized by the holders of shares of beneficial interests in the Acquired Fund upon the receipt of Shares solely in exchange for their shares of the Acquired Fund as part of the transaction; (vii) the basis of
Shares received by the holders of shares of beneficial interests in the Acquired Fund will be the same as the basis of the shares of beneficial interests in the Acquired Fund exchanged therefor;
and (viii) the holding period of Shares received by the holders of shares of beneficial interests in the Acquired Fund will include the holding period during which the shares of beneficial interests in the Acquired Fund exchanged therefor were held, provided that at the time of the exchange the shares of beneficial interests in the Acquired Fund were held as capital assets in the hands of the holders of shares of beneficial interests in the Acquired Fund.
The delivery of such opinion is conditioned upon receipt by
Willkie Farr & Gallagher of representations it shall request of each of Investment Series and Investment Funds.  Notwithstanding
anything herein to the contrary, neither Investment Series nor
Investment Funds may waive the condition set forth in this section
8.5.
9. INDEMNIFICATION
9.1. Investment Funds, on the behalf of the Acquiring Fund,
agrees to indemnify and hold harmless Investment Series and each of its trustees and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which jointly and severally Investment
Series or any of its trustees or officers may become subject, insofar as any such loss, claim damage liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Fund of any of its representations,
warranties, covenants or agreements set forth in this Agreement.
9.2. Investment Series, on behalf of the Acquired Fund,
agrees to indemnify and hold harmless Investment Funds and each of its directors and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which jointly and severally Investment
Funds or any of its trustees or officers may become subject, insofar as any such loss, claim damage liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquired Fund of any of its representations,
warranties, covenants or agreements set forth in this Agreement.
10. FEES AND EXPENSES
10.1. Investment Funds, on behalf of the Acquiring Fund, and
Investment Series, on behalf of the Acquired Fund, represents and warrants to the other that it has no obligations to pay any brokers or finders fees in connection with the transactions
provided for herein.
10.2. [Expenses of the Reorganization that relate to the
Acquiring Fund and the Acquired Fund will be borne by SSB Citi.]
Any such expenses which are so borne by SSB Citi will be solely and directly related to the Reorganization.
11. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES
11.1. Investment Funds, on behalf of the Acquiring Fund, and
Investment Series, on behalf of the Acquired Fund, agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.
11.2. Except as specified in the next sentence set forth in
this section 11.2, the representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the
consummation of the transactions contemplated hereunder.
The covenants to be performed after the Closing and the
obligations of each of Investment Funds, on behalf of the
Acquiring Fund, and Investment Series, on behalf of the Acquired
Fund, in Sections 9.1 and 9.2 shall survive the Closing.
12. TERMINATION
This Agreement may be terminated and the transactions
contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties, or (ii) by either party if the Closing shall not have occurred on or before January 1, 2001, unless such date is extended by mutual agreement of the parties, or (iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith.
In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective directors or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.
13. AMENDMENTS
This Agreement may be amended, modified or supplemented in
such manner as may be mutually agreed upon in writing by the authorized officers of Investment Series and Investment Funds;
provided, however, that following the meeting of the Acquired Fund Shareholders called by the Acquired Fund pursuant to section 5.3 of this Agreement, no such amendment may have the effect of
changing the provisions for determining the number of the
Acquiring Fund Shares to be issued to the Acquired Fund
shareholders under this Agreement to the detriment of such
shareholders without their further approval.
14. NOTICES
Any notice, report, statement or demand required or
permitted by any provisions of this Agreement shall be in writing and shall be deemed duly given if delivered by hand (including by
Federal Express or similar express courier) or transmitted by facsimile or three days after being mailed by prepaid registered or certified mail, return receipt requested, addressed to the
Acquired Fund, c/o Concert Investment Series(r), Inc., 388 Greenwich Street, New York, New York 10013, with a copy to Willkie Farr & Gallagher, 787 Seventh Avenue, New York, New York 10019-6099,
Attn.:  Burton M. Leibert, Esq., or to the Acquiring Fund, c/o
Smith Barney Investment Funds Inc., 388 Greenwich Street, New
York, New York  10013, with a copy to Willkie Farr & Gallagher,
787 Seventh Avenue, New York, New York  10019-6099, Attn.:  Burton
M. Leibert, Esq., or to any other address that Investment Series or Investment Funds shall have last designated by notice to the other party.
15. HEADINGS; COUNTERPARTS; ASSIGNMENT; LIMITATION OF LIABILITY
15.1. The Article and section headings contained in this
Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.
15.2. This Agreement may be executed in any number of
counterparts, each of which shall be deemed an original.
15.3. This Agreement shall bind and inure to the benefit of
the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or
obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and the shareholders of the Acquiring Fund and the Acquired Fund and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.
15.4. Investment Series is organized as a Massachusetts
business trust, and references in this Agreement to Investment
Series mean and refer to the Trustees from time to time serving under the Declarations of Trust on file with the Secretary of
State of The Commonwealth of Massachusetts, as the same may be amended from time to time, pursuant to which Investment Series conducts its business.  It is expressly agreed that the
obligations of Investment Series hereunder shall not be binding upon any of its Trustees, shareholders, nominees, officers,
agents, or employees of Investment Series personally, but bind only the property of the Acquired Fund as provided in the
Declaration of Trust of Investment Series. Moreover, no series of Investment Series other than the Acquired Fund shall be responsible for the obligations of Investment Series hereunder, and all persons shall look only to the assets of the Acquired Fund to satisfy the obligations of Investment Series hereunder.  The execution and the delivery of this Agreement have been authorized by the Board of Trustees of Investment Series, on behalf of the
Acquired Fund, and this Agreement has been signed by authorized officers of Investment Series acting as such, and neither such authorization by such Trustees, nor such execution and delivery by such officers, shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the Acquired Fund as provided in the Declaration of Trust of Investment Series.
15.5. This Agreement shall be governed by, and construed and enforced in accordance with, the laws of the State of New York, without regard to its principles of conflicts of laws.
IN WITNESS WHEREOF, each of the parties hereto has caused
this Agreement to be executed by its President, Vice President or in the case of SSB Citi, an authorized person and attested by its Secretary, Assistant Secretary or in the case of SSB Citi, an authorized person.
Attest:	CONCERT INVESTMENT SERIES(r)
	on behalf of the Government
Fund
By:
	Name:
	Title:
Attest:	SMITH BARNEY INVESTMENT FUNDS
INC.
		on behalf of the Government
Securities Fund
By:
	Name:
	Title:

Attest:	SSB CITI FUND MANAGEMENT LLC
	By:

Name:
	Title:


THE PROSPECTUS AND ANNUAL REPORT OF THE ACQUIRING FUND
DATED APRIL 28, 2000 AND DECEMBER 31, 1999, RESPECTIVELY,
ARE INCORPORATED BY REFERENCE TO THE MOST RECENT
FILINGS THEREOF BY INVESTMENT FUNDS

PART B
INFORMATION REQUIRED IN THE STATEMENT OF ADDITIONAL INFORMATION

SUBJECT TO COMPLETION, DATED JULY 17, 2000
STATEMENT OF ADDITIONAL INFORMATION
RELATING TO THE ACQUISITION BY THE
GOVERNMENT SECURITIES FUND (THE "ACQUIRING FUND"),
A SERIES OF SMITH BARNEY INVESTMENT FUNDS, INC.
("INVESTMENT FUNDS")
388 Greenwich Street
New York, New York  10013
(800) 451-2010
OF THE ASSETS OF
GOVERNMENT FUND (THE "FUND"),
A SERIES OF SMITH BARNEY INVESTMENT SERIES(r), INC.
("INVESTMENT SERIES").
Dated: _______, 2000
This Statement of Additional Information, relating specifically to the proposed transfer of all or substantially all of the assets of the Fund, a series of Investment Series(r), to the Acquiring Fund, a series of Investment Funds, in exchange for shares of the corresponding class of common stock of the Acquiring Fund and the assumption by the Acquiring Fund of liabilities of the Fund, consists of this cover page and the following described documents, each of which accompanies this Statement of Additional Information and is incorporated herein by reference.
1. Statement of Additional Information for the Acquiring
Fund, dated April 28, 2000.
2. Statement of Additional Information for the Fund, dated
February 28, 2000.
3. Annual Report of the Acquiring Fund for the year ended
December 31, 1999.
4. Annual Report of the Fund for the year ended October 31, 1999 and the Semi-Annual Report of the Fund for the six months ended April 30, 2000.
This Statement of Additional Information is not a prospectus. A Prospectus/Proxy Statement, dated ______, 2000, relating to the above-referenced matter may be obtained without charge by calling or writing the Acquiring Fund at the telephone number or address set forth above. This Statement of Additional Information should be read in conjunction with the Prospectus/Proxy Statement.

FINANCIAL STATEMENTS
The Annual Report of Investment Funds for the year ended
December 31, 1999 and the Annual Report of Investment Series for the year ended October 31, 1999, each including audited financial statements, notes to the financial statements and report of the independent auditors, are incorporated by reference herein. To obtain a copy of the Annual Reports (and, as applicable, any more recent semi-annual report) without charge, please call 1-800-451-2010.
PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)
The following tables set forth the unaudited pro forma condensed Statement of Assets and Liabilities as of April 30, 2000, and the unaudited pro forma condensed Statement of Operations for the twelve month period ended December 31, 1999 for the Acquiring Fund and the Fund as adjusted giving effect to the Reorganization.
PRO FORMA CONDENSED STATEMENT OF ASSETS AND LIABILITIES
AS OF APRIL 30, 2000 (UNAUDITED)

    Merger of Concert Investment Series Government Fund & CitiFunds Intermediate Income Portfolio Into Smith Barney Government
                                                          Securities Fund


                                                            Smith Barney     Concert Investment Series           CitiFunds
                                                       Government Securities     Government Fund       Intermediate Income Portfolio
                                                       ---------------------     ---------------       -----------------------------

PRO FORMA STATEMENT OF ASSETS AND LIABILITIES (unaudited)      As of                  As of                        As of
                                                              4/30/00                4/30/00                      4/30/00
ASSETS:

Investments, at value                                          $ 610,913,166          $ 169,272,131             $  48,791,162
Cash                                                                     912                 75,180                         -
Dividends & interest receivable                                    2,957,853                830,220                         -
Receivable for Fund shares sold                                      817,824                  6,182                     6,001
Receivable from Sub-administrator                                          -                      -                    60,396
Other assets                                                               -                 83,359                         -
                                                               -------------          -------------             -------------
                              Total Assets                     $ 614,689,755          $ 170,267,072             $  48,857,559
                                                               -------------          -------------             -------------

LIABILITIES:
Allocation of assets and liabilities of Hub (net)                          -                                        6,132,873
Payable for Fund shares redeemed                                           -                                           68,520
Payable for securities purchased                                           -                    200                         -
Trustees retirement plan                                                   -                 88,194                         -
Management fees payable                                              268,100                 99,807                         -
Distribution costs payable                                           260,822                 24,081                         -
Dividend payable                                                   3,040,134                867,336                    22,591
Accrued expenses and other liabilities                                77,394                251,866                    59,322
                                                               -------------          -------------             -------------
                              Total Liabilities                    3,646,450              1,331,484                 6,283,306
                                                               -------------          -------------             -------------

                              Net Assets                       $ 611,043,305          $ 168,935,588             $  42,574,253
                                                               =============          =============             =============

NET ASSETS:
Par value of capital shares                                           67,860                176,700                         -
Capital paid in excess of par value                              710,405,672            217,072,459                49,624,363
Undistributed net investment income (loss)                           861,552                626,760                   143,118
Accumulated net realized gain (loss)                            (100,191,141)           (48,757,423)               (5,449,486)
Net unrealized appreciation of investments                          (100,638)              (182,908)               (1,743,742)
                                                               -------------          -------------             -------------
Net Assets                                                     $ 611,043,305          $ 168,935,588             $  42,574,253
                                                               =============          =============             =============
Outstanding Shares:
-------------------
CLASS A                                                           30,250,188              2,098,195                 4,468,938
                                                               =============          =============             =============
CLASS B                                                            6,111,045              1,513,046                   206,477
                                                               =============          =============             =============
CLASS L                                                              696,410                      -                         -
                                                               =============          =============             =============
CLASS Y                                                           24,117,467                      -                         -
                                                               =============          =============             =============
CLASS Z                                                            6,684,786                      -                         -
                                                               =============          =============             =============
CLASS 1                                                                    -             14,058,758                         -
                                                               =============          =============             =============
Net Asset Value
---------------
CLASS A (and redemption price)                                 $        9.00          $        9.54             $        9.11
                                                               =============          =============             =============
CLASS B                                                        $        9.01          $        9.56             $        9.13
                                                               =============          =============             =============
CLASS L                                                        $        9.01                      -                         -
                                                               =============          =============             =============
CLASS Y                                                        $        9.00                      -                         -
                                                               =============          =============             =============
CLASS Z                                                        $        9.00                      -                         -
                                                               =============          =============             =============
CLASS 1                                                                    -          $        9.56                         -
                                                               =============          =============             =============

CLASS A MAXIMUM OFFERING PRICE                                 $        9.42          $        9.99             $        9.54
                                                               =============          =============             =============
CLASS L MAXIMUM OFFERING PRICE                                 $        9.10                      -                         -
                                                               =============          =============             =============
CLASS 1 MAXIMUM OFFERING PRICE                                             -          $       10.25                         -
                                                               =============          =============             =============

                                                                                   Pro Forma
                                                               Adjustments          Combined
                                                               -----------          --------
PRO FORMA STATEMENT OF ASSETS AND LIABILITIES (unaudited)

ASSETS:

Investments, at value                                                   -         $828,976,459
Cash                                                                    -               76,092
Dividends & interest receivable                                         -            3,788,073
Receivable for Fund shares sold                                         -              830,007
Receivable from Sub-administrator                            $    (60,396) a)                -
Other assets                                                            -               83,359
                                                             ------------         ------------
                              Total Assets                   $    (60,396)        $833,753,990
                                                             ------------         ------------

LIABILITIES:
Allocation of assets and liabilities of Hub (net)                       -            6,132,873
Payable for Fund shares redeemed                                        -               68,520
Payable for securities purchased                                        -                  200
Trustees retirement plan                                                -               88,194
Management fees payable                                            56,785 a)           424,692
Distribution costs payable                                              -              284,903
Dividend payable                                                        -            3,930,061
Accrued expenses and other liabilities                           (283,270) a)          105,312
                                                             ------------         ------------
                              Total Liabilities                  (226,485)          11,034,755
                                                             ------------         ------------

                              Net Assets                     $    166,089         $822,719,235
                                                             ============         ============

NET ASSETS:
Par value of capital shares                                             -         $    244,560
Capital paid in excess of par value                                     -          977,102,494
Undistributed net investment income (loss)                        166,089            1,797,519
Accumulated net realized gain (loss)                                    -         (154,398,050)
Net unrealized appreciation of investments                              -           (2,027,288)
                                                             ------------         ------------
Net Assets                                                   $    166,089         $822,719,235
                                                             ============         ============
Outstanding Shares:
-------------------
CLASS A                                                         6,747,645           36,997,833

CLASS B                                                         1,814,634            7,925,679

CLASS L                                                                 -              696,410

CLASS Y                                                                 -           24,117,467

CLASS Z                                                                 -            6,684,786

CLASS 1                                                        14,933,525 *         14,933,525

Net Asset Value
---------------
CLASS A (and redemption price)                                                    $       9.00

CLASS B                                                                           $       9.01

CLASS L                                                                           $       9.01

CLASS Y                                                                           $       9.00

CLASS Z                                                                           $       9.00

CLASS 1                                                                           $       9.00

CLASS A MAXIMUM OFFERING PRICE                                                    $       9.42
                                                                                  ============
CLASS L MAXIMUM OFFERING PRICE                                                    $       9.10
                                                                                  ============
CLASS 1 MAXIMUM OFFERING PRICE                                                    $       9.65
                                                                                  ============

a) Due to elimination of fee waivers and decrease in expenses * Assumes subscriptions of Class 1 shares in acquiring Fund at Class A NAV.
See accompanying notes to pro forma financial statements.

Merger of Concert Investment Series Government Fund & CitiFunds Intermediate Income Portfolio Into Smith Barney Government Securities Fund

                                                                                 Concert     CitiFunds
                                                          Smith Barney        Investment  Intermediate
                                                            Government            Series        Income                     Pro Forma
                                                            Securities   Government Fund     Portfolio   Adjustments        Combined
                                                           -----------   ---------------     ---------   -----------        --------
PRO FORMA STATEMENT OF OPERATIONS (unaudited)                 For the        For the          For the
                                                             12 months      12 Months        12 Months
                                                              4/30/00        4/30/00          4/30/00

INVESTMENT INCOME:
Interest                                                  $ 42,290,973      $ 13,296,694  $  3,790,530            --   $ 59,378,197
Dividends                                                           --                --        85,321            --         85,321
Less: Interest expense                                              --           (12,009)           --            --        (12,009)
                                                         -------------      ------------ -------------   -----------   ------------
     Total Investment Income                              $ 42,290,973        13,284,685     3,875,851            --     59,451,509

EXPENSES:

Allocated HUB Management Fee                                        --                --       198,262      (198,262)a)          --
Allocated HUB Expenses                                              --                --        29,926       (29,926)a)          --
Management fees                                              3,578,196         1,178,098       198,518        23,658 a)   4,978,470
Distribution costs                                           1,315,476           218,369       153,846            --      1,687,691
Shareholder & system servicing fees                            318,057           326,927        64,360       (21,521)b)     687,823
Shareholder communications                                      82,036            48,795        37,655       (64,399)c)     104,087
Registration fees                                               67,048            20,828            --       (15,828)c)      72,048
Custodian fees/Fund Accounting                                  37,939            16,161        38,271       (44,248)c)      48,123
Legal and auditing fees                                         41,543            28,675        60,130       (70,348)c)      60,000
Directors' fees                                                 52,329            15,848        12,990       (21,000)c)      60,167
Other                                                           25,585               784        20,330       (16,000)c)      30,699
                                                                     -                 -             -             -
     Total Expenses                                          5,518,209         1,854,485       814,288      (457,874)     7,729,108
                                                         -------------      ------------ -------------   -----------   ------------
     Less: Management Fee Waivers                                   --                --      (291,785)      291,785             --

     Net Expenses                                            5,518,209         1,854,485       522,503      (166,089)     7,729,108
                                                         -------------      ------------ -------------   -----------   ------------
NET INVESTMENT INCOME                                       36,772,764        11,430,200     3,353,348       166,089     51,722,401
                                                         =============      ============ =============   ===========   ============
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

 Net Realized Gain (Loss) From:
  Security Transactions (excluding short term securities)  (55,384,865)      (18,095,764)   (3,305,174)           --   ($76,785,803)
  Futures contracts                                         (2,894,658)         (724,880)      190,117            --     (3,429,421)

 Net Change in Unrealized Appreciation of Investments        9,986,341         3,973,737    (1,100,074)           --     12,860,004
                                                         -------------      ------------ -------------   -----------   ------------
     Net Gain (Loss) On Investments                        (48,293,182)      (14,846,907)   (4,215,131)           --    ($7,355,220)
Increase (Decrease) in Net Assets Resulting from
Operations                                                ($11,520,418)      ($3,416,707)    ($861,783)      166,089   $(15,632,819
                                                         =============      ============  ============   ===========   ============

(a) Reflects elimination of allocated Hub Expenses and recalculation of Management fees at 0.55% (0.35% advisory, 0.20% admin.)
(b) Reflects adjustment for lower T/A fees.
(c) Decrease due to duplicate services

See accompanying notes to pro forma financial statements.

Merger of Concert Investment Series Government Fund & CitiFunds Intermediate Income Portfolio Into Smith Barney Government Securities Fund

                                                                      Smith Barney          Concert Investment Series
                                                                 Government Securities          Government Fund
                                                                 ---------------------          ---------------
Adjustment to Management Fee Calculation:

                                                     Average Net Assets
                                                     ------------------
CIS Gov't - old rate                                    198,020,069                    0.60%               (1,178,098)
CitiFunds Int. Inc. - old rate                           56,574,243                    0.35%                 (198,518)
CIS Gov't - new rate                                    198,020,069                    0.55%                1,089,110
CitiFunds Int. Inc. - new rate                           56,574,243                    0.55%                  311,158
                                                                                                         ------------
                                               adjustment to Mangement fees                                    23,653
                                                                                                         ============

Transfer Agent Fees: (Shareholder and system servicing fees)

CIS Government T/A should not change, PFS will remain the primary T/A for the accounts from that Fund.

                                                     Average Net Assets
                                                     ------------------
CitiFunds Int. Inc. - old rate                                                                                (64,360)
CitiFunds Int. Inc. - new rate Class A                   54,170,663                    0.075%                  40,628
CitiFunds Int. Inc. - new rate Class B                    2,403,580                    0.092%                   2,211
                                                                                                         ------------
                                             adjustment to T/A fees                                           (21,521)
                                                                                                         ============
Adjustment to Custody Fee Calculation:

                                                     Average Net Assets
                                                     ------------------
CIS Gov't - old rate                                    198,020,069                                           (16,161)
CitiFunds Int. Inc. - old rate                           56,574,243                                           (38,271)
CIS Gov't - new rate                                    198,020,069                    0.004% *                 7,921
CitiFunds Int. Inc. - new rate                           56,574,243                    0.004% *                 2,263
                                                                                                         ------------
                                               adjustment to Mangement fees                                   (44,248)
                                                                                                         ============

                                                                    CitiFunds                                Pro Forma
                                                         Intermediate Income Portfolio     Adjustments       Combined
                                                         -----------------------------     -----------       --------
Adjustment to Management Fee Calculation:





CIS Gov't - old rate
CitiFunds Int. Inc. - old rate
CIS Gov't - new rate
CitiFunds Int. Inc. - new rate




Transfer Agent Fees: (Shareholder and system servicing fees)

CIS Government T/A should not change, PFS will remain the primary T/A for the accounts from that Fund.



CitiFunds Int. Inc. - old rate
CitiFunds Int. Inc. - new rate Class A
CitiFunds Int. Inc. - new rate Class B



Adjustment to Custody Fee Calculation:



CIS Gov't - old rate
CitiFunds Int. Inc. - old rate
CIS Gov't - new rate
CitiFunds Int. Inc. - new rate

* assumes rate of .0035% plus allowance for transactions


Pro Forma Footnotes of Merger Between Smith Barney Government Securities Fund, CIS Government Fund and CitiFunds Intermediate
Income Portfolio.
April 30, 2000 (unaudited)
1. General
The accompanying unaudited pro forma financial statements are presented to show the effect of the proposed acquisition of substantially all of the assets of the CIS Government and
CitiFunds Intermediate Income Portfolio ("the Acquired Funds") by
the Smith Barney Government Securities Fund ("Fund" or "Government Fund") in exchange for shares of Government Fund and the assumption by Government Fund of substantially all of the
liabilities of the Acquired Funds as described elsewhere in this proxy statement/prospectus.
Under the terms of the Agreement and Plan of Reorganization, the exchange of assets of the Acquired Funds for shares of Government
Fund will be treated as a tax-free reorganization and accordingly will be accounted for as a tax-free merger.  The acquisition would be accomplished by an acquisition of the net assets of the
Acquired Funds in exchange for shares of Government Fund at net asset value.  The unaudited pro forma schedule of investments and the unaudited pro forma statement of assets and liabilities have been prepared as though the acquisition had been effective April
30, 2000.  The unaudited pro forma statement of operations has been prepared as though the acquisition had been effective May 1,
1999. The unaudited pro forma financial statements are as of the semi-annual period end of the Acquired Funds as that date is more recent than the most recently filed financial statements for
Government Fund.
The accompanying pro forma financial statements should be read in conjunction with the financial statements and schedule of investments of the Acquired Funds and Government Fund which are included in their respective annual reports dated October 31, 1999 and December 31, 1999, respectively. The expense of the reorganization, including the cost of the proxy solicitation, will be borne by SSB Citi Fund Management LLC ("SSBC"), Government
Fund's Investment Manager. SSBC is a subsidiary of Salomon Smith Barney Holdings Inc., which in turn is a subsidiary of Citigroup
Inc.
2. Significant Accounting Policies
Government Fund,a series of Investment Funds, a Maryland corporation is registered under the
Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.
The significant accounting policies consistently followed by
Government Fund are:
(a) securities transactions are accounted for on trade
date; (b) securities traded on national securities markets
are valued at the closing price on such markets; securities
traded in the over-the-counter market and listed securities
for which no sales price was reported and U.S. government
and government agency obligations are valued at the bid
price, or in the absence of a recent bid price, at the bid
equivalent obtained from one or more of the major market
makers; (c) securities maturing within 60 days are valued
at cost plus accreted discount, or minus amortized premium,
which approximates value;  (d) interest income adjusted for
accretion of original issue discount, is recorded on the
accrual basis; (e) realized gains or losses on the sale of
securities are calculated by using the specific
identification method; (f) dividends and distributions to
shareholders are recorded on the ex-dividend date; (g)
direct expenses are charged to each portfolio and each
class; management fees and general expenses are allocated
on the basis of relative net assets; (h) the Fund intends
to comply with the applicable provisions of the Internal
Revenue Code of 1986, as amended, pertaining to regulated
investment companies and to make distributions of taxable
income sufficient to relieve it from substantially all
Federal income and excise taxes; (i) the character of
income and gains to be distributed are determined in
accordance with income tax regulations which may differ
from generally accepted accounting principles; and (j)
estimates and assumptions are required to be made regarding
assets, liabilities and changes in net assets resulting
from operations when financial statements are prepared.
Changes in the economic environment, financial markets and
any other parameters used in determining these estimates
could cause actual results to differ.
3. Pro-Forma Adjustments
The accompanying unaudited pro forma schedule of investments and pro forma financial statements reflect changes in shares and fund expenses as if the merger had taken place on May 1, 1999.
Adjustments were made to reduce certain expenses for duplicated services and to reflect new investment advisory and administration agreements as if they had been in place as of May 1, 1999.
4.	Investment Advisory Agreement and Other Transactions
SSBC acts as investment advisor of Government Fund. Government
Fund pays SSBC an advisory fee calculated at the following annual rates of average daily net assets: 0.35% up to $2 billion, 0.30% of the next $2 billion, 0.25% of the next $2 billion and 0.15% of the remaining average daily net assets. This fee is calculated daily and paid monthly.
Under an administration agreement, SSBC also acts as Government
Fund's administrator for which Government Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets. This fee is also calculated daily and paid monthly.
Under these agreements, Government Fund pays SSBC a maximum annual combined fee of 0.55% of average net assets for both investment advisory and administration services. Under an agreement between Citibank, N.A., a subsidiary of Citigroup and CitiFunds
Intermediate Income Portfolio, Citibank, N. A. receives a combined annual fee of 0.75% for such services. Under an agreement between SSBC and CIS Government Fund, SSBC receives 0.60% for such services.
Citi Fiduciary Trust Company ("CFTC"), a subsidiary of Citigroup, is Government Fund's transfer agent. Salomon Smith Barney Inc., another subsidiary of Citigroup, acts as Government Fund's distributor.


SCHEDULE OF INVESTMENTS
Portfolio of Investments April 30, 2000 (Unaudited)


                    Smith Barney Government Securities Fund,
                   Concert Investment Series Government Fund &
                     CitiFunds Intermediate Income Portfolio


Pro Forma Schedule of Investments (unaudited)
               FACE AMOUNT                                                                                MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
U. S. GOVERNMENT AND AGENCY OBLIGATIONS - 17.7%
------------------------------------------------------------------------------------------------------------------------------------
   SB GOVT        CIS GOVT  CITI INT INC        TOTAL     SECURITY                                        SB GOVT       CIS GOVT
           -             -   $  1,105,000  $ 1,105,000     U.S. Treasury Bonds, 8.125% due 8/15/19              -                -
           -             -        835,000      835,000     U.S. Treasury Bonds, 3.625% due 4/15/28              -                -
           -             -        526,000      526,000     U.S. Treasury Bonds, 3.875% due 4/15/29              -                -
           -             -        321,000      321,000     U.S. Treasury Bonds, 6.125% due 8/15/29              -                -
           -             -         22,000       22,000     U.S. Treasury Notes, 5.500% due 12/31/00             -                -
           -             -        235,000      235,000     U.S. Treasury Notes, 6.50% due 5/31/01               -                -
           -             -         61,000       61,000     U.S. Treasury Notes, 5.875% due 11/15/04             -                -
           -             -        710,000      710,000     U.S. Treasury Notes, 6.875% due 5/15/06              -                -
           -             -        926,000      926,000     U.S. Treasury Notes, 6.625% due 5/15/07              -                -
           -             -      1,277,000    1,277,000     U.S. Treasury Notes, 6.500% due 2/15/10              -                -
$ 98,562,000  $ 29,800,000              -  128,362,000     U.S. Treasury Strips, zero Coupon, due      53,004,672    $  16,025,844
                                                                     11/15/09
   7,000,000     2,500,000              -    9,500,000     U.S. Treasury Strips, zero Coupon, due       2,260,930          807,475
                                                                     11/15/18
 166,000,000    50,000,000              -  216,000,000     U.S. Treasury Strips, zero Coupon, due      52,892,580       15,931,500
                                                                     2/15/19
------------------------------------------------------------------------------------------------------------------------------------
                                             TOTAL U. S. TREASURY OBLIGATIONS                         108,158,182       32,764,819
------------------------------------------------------------------------------------------------------------------------------------
 ASSET - BACKED SECURITIES - 1.3%
------------------------------------------------------------------------------------------------------------------------------------
 SB GOVT      CIS GOVT    CITI INT INC  TOTAL                                                            SB GOVT         CIS GOVT
      -             -         691,000     691,000       Aames Mortgage Trust, 6.590% due 6/15/24                -               -
      -             -       1,020,000   1,020,000       Aircraft Financial Trust, 8.000% due 5/15/24            -               -
      -             -         606,000     606,000       Amresco Residential Securities, 6.245% due              -               -
                                                         4/25/22
      -             -         714,000     714,000       Asset Securitization Corp., Series 95, due              -                -
                                                         7.384% due 8/13/29
      -             -         467,000     467,000       Asset Securitization Corp., Series 97, due              -                -
                                                         6.500% due 2/14/41
      -             -         650,000     650,000       First Union, Lehman Brothers, 6.479% due                -                -
                                                         3/18/04
      -             -         408,000     408,000       GE Capital Mortgage Services, Inc., 5.905%              -                -
                                                         due 10/25/13
      -             -         404,000     404,000       GE Capital Mortgage Services, Inc., 7.000%              -                -
                                                         due 10/25/23
      -             -         620,000     620,000       GMAC Commercial Mortgage Inc., 6.830% due               -                -
                                                         12/15/03
      -             -         226,000     226,000       GMAC Commercial Mortgage Inc., 6.420% due               -                -
                                                         8/15/08
      -             -         918,000     918,000       GMAC Commercial Mortgage Inc., 7.724% due               -                -
                                                         12/15/09
      -             -       1,020,000   1,020,000       Green Tree Financial Corp., 8.050% due                  -                -
                                                         10/15/27
      -             -         785,000     785,000       Green Tree Financial Corp., 6.710% due 8/15/29          -                -
      -             -         612,000     612,000       Green Tree Financial Corp., 8.410% due 12/1/30          -                -
      -             -         294,000     294,000       IMC Home Equity Loan Trust, 6.160% due 5/20/14          -                -
      -             -         393,000     393,000       JP Morgan Commercial Mortgage Financial,                -                -
                                                         6.373% due 1/15/30
      -             -         318,000     318,000       Merrill Lynch Mortgage Co., 6.950% due 6/18/29          -                -
      -             -         665,000     665,000       Morgan Stanley Capital Investment Inc.,                 -                -
                                                         6.440% due 11/15/02
      -             -         150,000     150,000       Nissan Auto Receivables Grantor, 6.150% due             -                -
                                                         2/15/03
      -             -         612,000     612,000       Nomura Asset Securitization Corp., 8.150% due           -                -
                                                         3/04/20
------------------------------------------------------------------------------------------------------------------------------------
                                   TOTAL ASSET - BACKED SECURITIES                                              -                -

                                                                                 April 30, 2000

                                                          MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
       SECURITY                                                            CITI INT INC   TOTAL
------------------------------------------------------------------------------------------------------------------------------------
       U.S. Treasury Bonds, 8.125% due 8/15/19                             $  1,327,315  $ 1,327,315
       U.S. Treasury Bonds, 3.625% due 4/15/28                                  799,907      799,907
       U.S. Treasury Bonds, 3.875% due 4/15/29                                  527,514      527,514
       U.S. Treasury Bonds, 6.125% due 8/15/29                                  322,052      322,052
       U.S. Treasury Notes, 5.500% due 12/31/00                                  22,293       22,293
       U.S. Treasury Notes, 6.50% due 5/31/01                                   234,452      234,452
       U.S. Treasury Notes, 5.875% due 11/15/04                                  59,584       59,584
       U.S. Treasury Notes, 6.875% due 5/15/06                                  721,456      721,456
       U.S. Treasury Notes, 6.625% due 5/15/07                                  932,236      932,236
       U.S. Treasury Notes, 6.500% due 2/15/10                                1,302,376    1,302,376
       U.S. Treasury Strips, zero Coupon, due                                         -   69,030,516
       11/15/09
       U.S. Treasury Strips, zero Coupon, due                                         -    3,068,405
       11/15/18
       U.S. Treasury Strips, zero Coupon, due 2/15/19                                 -   68,824,080
----------------------------------------------------------------------------------------------------
       TOTAL U. S. TREASURY OBLIGATIONS                                       6,249,185  147,172,186
----------------------------------------------------------------------------------------------------
                                                                           CITI INT INC   TOTAL
----------------------------------------------------------------------------------------------------
       Aames Mortgage Trust, 6.590% due 6/15/24                                 686,420     686,420
       Aircraft Financial Trust, 8.000% due 5/15/24                             933,035     933,035
       Amresco Residential Securities, 6.245% due                               601,565     601,565
       4/25/22
       Asset Securitization Corp., Series 95, due                               697,557     697,557
       Asset Securitization Corp., Series 97, due                               458,740     458,740
       First Union, Lehman Brothers, 6.479% due                                 636,503     636,503
       3/18/04
       GE Capital Mortgage Services, Inc., 5.905%                               401,721     401,721
       due 10/25/13
       GE Capital Mortgage Services, Inc., 7.000%                               378,973     378,973
       due 10/25/23
       GMAC Commercial Mortgage Inc., 6.830% due                                616,739     616,739
       12/15/03
       GMAC Commercial Mortgage Inc., 6.420% due                                208,440     208,440
       8/15/08
       GMAC Commercial Mortgage Inc., 7.724% due                                917,204     917,204
       12/15/09
       Green Tree Financial Corp., 8.050% due                                 1,002,782   1,002,782
       10/15/27
       Green Tree Financial Corp., 6.710% due 8/15/29                           728,969     728,969
       Green Tree Financial Corp., 8.410% due 12/1/30                           580,060     580,060
       IMC Home Equity Loan Trust, 6.160% due 5/20/14                           292,523     292,523
       JP Morgan Commercial Mortgage Financial,                                 381,783     381,783
        1/15/30
       Merrill Lynch Mortgage Co., 6.950% due 6/18/29                           313,051     313,051
       Morgan Stanley Capital Investment Inc.,                                  653,797     653,797
       11/15/02
       Nissan Auto Receivables Grantor, 6.150% due                              148,390     148,390
       2/15/03
       Nomura Asset Securitization Corp., 8.150% due                            617,985     617,985
       3/04/20
---------------------------------------------------------------------------------------------------
        TOTAL ASSET - BACKED SECURITIES                                      11,256,237  11,256,237

                   Smith Barney Government Securities Fund,
                  Concert Investment Series Government Fund &
                    CitiFunds Intermediate Income Portfolio

Pro Forma Schedule of Investments (unaudited)
------------------------------------------------------------------------------------------------------------------------------------
              FACE AMOUNT                                                                                  MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.5%
------------------------------------------------------------------------------------------------------------------------------------
SB GOVT           CIS GOVT     CITI INT INC  TOTAL                                                    SB GOVT  CIS GOVT
------------------------------------------------------------------------------------------------------------------------------------
      -                 -      $   510,000 $ 510,000   Asset Backed Securitization Corp., 6.640% due      -        -
                                                       12/25/27
      -                 -          110,000   110,000   CMC Securitization Corp., Series 97, 7.000%        -        -
                                                       due 10/25/27
      -                 -          433,000   433,000   CWMBS Inc., Series 98, 6.500% due 7/25/13          -        -
      -                 -          402,000   402,000   Chase Mortgage Financal Trust 6.500% due           -        -
                                                       9/25/13
      -                 -          510,000   510,000   Chase Mortgage Financal Trust, 7.250% due          -        -
                                                       2/25/30
      -                 -          796,000   796,000   Credit Suisse First Boston Mortgage, 7.290%        -        -
                                                       due 9/15/09
      -                 -          204,000   204,000   Federal Home Loan Mortgage Corp., 6.000% due       -        -
                                                       1/15/24
      -                 -          702,000   702,000   Federal Home Loan Mortgage Corp., 6.250% due       -        -
                                                       6/15/24
      -                 -          600,000   600,000   Federal National Mortgage Association, 7.412%      -        -
                                                       due 8/17/21
      -                 -          173,000   173,000   Government National Mortgage Association,          -        -
                                                       7.250% due 10/16/22
      -                 -           55,000    55,000    Residential Asset Securitization Trust, 7.000%    -        -
                                                       due 2/25/08
------------------------------------------------------------------------------------------------------------------------------------
                                                       TOTAL CMO's                                        -        -
------------------------------------------------------------------------------------------------------------------------------------
DOMESTIC CORPORATIONS - 1.0%
------------------------------------------------------------------------------------------------------------------------------------
SB GOVT           CIS GOVT     CITI INT INC  TOTAL                                                    SB GOVT  CIS GOVT
------------------------------------------------------------------------------------------------------------------------------------
               -            -      543,000   543,000   Abitibi Consolidated Inc., 8.500% due 8/1/29        -        -
               -            -      364,000   364,000   Ahold Financial U.S.A Inc., 6.875% due 5/1/29       -        -
               -            -      465,000   465,000   BB&T Corp., 6.375% due 6/30/05                      -        -
               -            -      135,000   135,000   Conseco Inc., 6.400% due 6/15/01                    -        -
               -            -      449,000   449,000   Dayton Hudson Corp., 6.650% due 8/1/28              -        -
               -            -      612,000   612,000   Delta Airlines Inc., 8.300% due 12/15/29            -        -
               -            -      385,000   385,000   Donaldson, Lufkin & Jenrette, 5.875% due 4/1/02     -        -
               -            -      427,000   427,000   Dynegy Inc., 7.450% due 7.15/06                     -        -
               -            -      472,000   472,000   Ford Motor Co., 7.375% due 10/28/09                 -        -
               -            -      480,000   480,000   Knight Ridder Inc., 6.875% due 3/15/29              -        -
               -            -      426,000   426,000   Lehman Brothers Holdings, Inc., 7.75% due           -        -
                                                       1/15/05
               -            -      444,000   444,000   Lockheed Martin Corp., 7.950% due 12/1/05           -        -
               -            -      469,000   469,000   MCI Communications Corp., 6.500% due 4/15/10        -        -
               -            -      479,000   479,000   Morgan Stanley Dean Witter & Co., 5.625% due        -        -
                                                       1/20/04
               -            -      416,000   416,000   National Rural Utilities, 6.200% due 2/1/08         -        -
               -            -      453,000   453,000   Osprey Trust Inc., 8.310% due 1/15/03               -        -
               -            -      448,000   448,000   Popular North America, Inc., 6.875% due 6/15/01     -        -
               -            -      460,000   460,000   Raytheon Co., 7.900% due 3/1/03                     -        -
               -            -      439,000   439,000   St. Paul Cos Inc., 7.875% due 4/15/05               -        -
               -            -      493,000   493,000   Saks Inc., 8.250% due 11/15/08                      -        -
------------------------------------------------------------------------------------------------------------------------------------
                                                       TOTAL DOMESTIC CORPORATIONS                         -        -

                                                                      April 30,2000
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
                                                              CITI INT INC   TOTAL
------------------------------------------------------------------------------------
Asset Backed Securitization Corp., 6.640% due                 $   462,667 $  462,667
12/25/27
CMC Securitization Corp., Series 97, 7.000%                       109,495    109,495
due 10/25/27
CWMBS Inc., Series 98, 6.500% due 7/25/13                         400,212    400,212
Chase Mortgage Financal Trust 6.500% due                          371,065    371,065
9/25/13
Chase Mortgage Financal Trust, 7.250% due                         481,782    481,782
2/25/30
Credit Suisse First Boston Mortgage, 7.290%                       772,772    772,772
due 9/15/09
Federal Home Loan Mortgage Corp., 6.000% due                      187,935    187,935
1/15/24
Federal Home Loan Mortgage Corp., 6.250% due                      662,047    662,047
6/15/24
Federal National Mortgage Association, 7.412%                     591,874    591,874
due 8/17/21
Government National Mortgage Association,                         172,567    172,567
7.250% due 10/16/22
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
                                                              CITI INT INC   TOTAL
------------------------------------------------------------------------------------
 Residential Asset Securitization Trust, 7.000%                    55,324     55,324
due 2/25/08
TOTAL CMO's                                                     4,267,740  4,267,740

                                                              CITI INT INC   TOTAL
Abitibi Consolidated Inc., 8.500% due 8/1/29                      498,594    498,594
Ahold Financial U.S.A Inc., 6.875% due 5/1/29                     305,473    305,473
BB&T Corp., 6.375% due 6/30/05                                    434,320    434,320
Conseco Inc., 6.400% due 6/15/01                                   95,594     95,594
Dayton Hudson Corp., 6.650% due 8/1/28                            376,485    376,485
Delta Airlines Inc., 8.300% due 12/15/29                          547,354    547,354
Donaldson, Lufkin & Jenrette, 5.875% due 4/1/02                   370,885    370,885
Dynegy Inc., 7.450% due 7.15/06                                   408,406    408,406
Ford Motor Co., 7.375% due 10/28/09                               456,496    456,496
Knight Ridder Inc., 6.875% due 3/15/29                            416,895    416,895
Lehman Brothers Holdings, Inc., 7.75% due                         426,624    426,624
1/15/05
Lockheed Martin Corp., 7.950% due 12/1/05                         434,631    434,631
MCI Communications Corp., 6.500% due 4/15/10                      427,164    427,164
Morgan Stanley Dean Witter & Co., 5.625% due                      449,509    449,509
1/20/04
National Rural Utilities, 6.200% due 2/1/08                       380,341    380,341
Osprey Trust Inc., 8.310% due 1/15/03                             449,076    449,076
Popular North America, Inc., 6.875% due 6/15/01                   443,013    443,013
Raytheon Co., 7.900% due 3/1/03                                   452,089    452,089
St. Paul Cos Inc., 7.875% due 4/15/05                             429,319    429,319
Saks Inc., 8.250% due 11/15/08                                    444,626    444,626
TOTAL DOMESTIC CORPORATIONS                                     8,246,894  8,246,894

                    Smith Barney Government Securities Fund,
                   Concert Investment Series Government Fund &
                     CitiFunds Intermediate Income Portfolio

Por Forma Schedule of Investment (unaudited)                                         April 30, 2000
                 FACE AMOUNT
-----------------------------------------------------------------------------------------------------------
FOREIGN CORPORATIONS - 0.3%
-----------------------------------------------------------------------------------------------------------
      SB GOVT        CIS GOVT    CITI INT INC     TOTAL
-----------------------------------------------------------------------------------------------------------
               -     -           $   493,000    $ 493,000   Merita Bank PLC, 6.500% due 4/1/09
               -     -               444,000      444,000   Pemex Financial Ltd., 9.030% due 2/15/11
               -     -               456,000      456,000   Quebec Providence CDA, 7.500% due 9/15/29
               -     -               481,000      481,000   Telefonica de Argentina, 9.125% due 5/7/08
               -     -               495,000      495,000   YPF Sociedad Anonima, 7.250% due 3/15/08
-----------------------------------------------------------------------------------------------------------
                                                            TOTAL FOREIGN CORPORATIONS
-----------------------------------------------------------------------------------------------------------
MORTGAGE - BACKED SECURITIES - 76.7%
-----------------------------------------------------------------------------------------------------------
      SB GOVT        CIS GOVT     CITI INT INC     TOTAL
-----------------------------------------------------------------------------------------------------------
               -              -      204,000      204,000   FHMLC, 6.000% due TBA
               -              -      314,000      314,000   FHMLC, 6.000% due 8/1/00
               -              -      755,000      755,000   FHMLC, 7.500% due TBA
               -              -        1,000        1,000   FHMLC, 8.500% due 4/1/01
               -              -    1,020,000    1,020,000   FNMA, 5.500% due TBA
$          1,482              -            -        1,482   FNMA, 6.000% due 8/1/04
               -              -    1,428,000    1,428,000   FNMA, 6.500% due TBA
               -              -    1,659,000    1,659,000   FNMA, 6.500% due 5/1/29*
               -              -       90,000       90,000   FNMA, 7.000% due 7/1/03*
               -              -    3,489,000    3,489,000   FNMA, 7.500% due TBA*
               -   $  2,068,729            -    2,068,729   FNMA, 7.500%, due 8/1/12*
               -              -        1,000        1,000   FNMA, 8.000% due 6/1/02
               -              -    2,530,000    2,530,000   GNMA, 6.500% due TBA
      44,144,056     12,910,356      705,000   57,759,412   GNMA, 7.000%, due 2/15/30*
      163,498,597    39,782,088            -  203,280,685   GNMA, 7.500%, due 3/15/30*
               -              -      408,000      408,000   GNMA, 8.000% due TBA
      282,896,855    82,616,983        7,000   365,520,83   GNMA, 8.000%, due 4/15/30*
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
                                     MARKET VALUE
------------------------------------------------------------------------------------------------
                                                SB GOVT    CIS GOVT    CITI INT INC     TOTAL
------------------------------------------------------------------------------------------------
Merita Bank PLC, 6.500% due 4/1/09              -                  -     $ 444,389    $  444,389
Pemex Financial Ltd., 9.030% due 2/15/11        -                  -       451,993       451,993
Quebec Providence CDA, 7.500% due 9/15/29       -                  -       445,841       445,841
Telefonica de Argentina, 9.125% due 5/7/08      -                  -       457,368       457,368
YPF Sociedad Anonima, 7.250% due 3/15/08        -                  -       477,127       477,127
------------------------------------------------------------------------------------------------
TOTAL FOREIGN CORPORATIONS                      -                  -     2,276,718     2,276,718
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
                                        SB GOVT           CIS GOVT      CITI INT INC      TOTAL
------------------------------------------------------------------------------------------------
FHMLC, 6.000% due TBA                           -                  -       185,066       185,066
FHMLC, 6.000% due 8/1/00                        -                  -       312,180       312,180
FHMLC, 7.500% due TBA                           -                  -       737,462       737,462
FHMLC, 8.500% due 4/1/01                        -                  -           694           694
FNMA, 5.500% due TBA                            -                  -       888,356       888,356
FNMA, 6.000% due 8/1/04                $    1,406                  -             -         1,406
FNMA, 6.500% due TBA                            -                  -     1,332,495     1,332,495
FNMA, 6.500% due 5/1/29*                        -                  -     1,548,637     1,548,637
FNMA, 7.000% due 7/1/03*                        -                  -        88,939        88,939
FNMA, 7.500% due TBA*                           -                  -     3,428,812     3,428,812
FNMA, 7.500%, due 8/1/12*                       -       $  2,058,385             -     2,058,385
FNMA, 8.000% due 6/1/02                         -                  -           871           871
GNMA, 6.500% due TBA                            -                  -     2,369,129     2,369,129
GNMA, 7.000%, due 2/15/30*             42,488,654         12,426,218       680,842    55,595,714
GNMA, 7.500%, due 3/15/30*            160,892,430         39,147,961             -   200,040,391
GNMA, 8.000% due TBA                            -                  -       408,893       408,893
GNMA, 8.000%, due 4/15/30*            283,779,494         82,874,748         6,966   366,661,208
------------------------------------------------------------------------------------------------
TOTAL MORTGAGE - BACKED SECURITIES    487,161,984        136,507,312    11,989,342   635,658,638

                   Smith Barney Government Securities Fund,
                  Concert Investment Series Government Fund &
                    CitiFunds Intermediate Income Portfolio

Pro Forma Schedule of Investments (Unaudited)
-----------------------------------------------------------------------------------------------------------------------
                   FACE AMOUNT
-----------------------------------------------------------------------------------------------------------------------
YANKEE BONDS     - 0.2%
-----------------------------------------------------------------------------------------------------------------------
       SB GOVT         CIS GOVT     CITI INT INC   TOTAL
-----------------------------------------------------------------------------------------------------------------------
                  -             -    $    445,000  $  445,000          Corporacion Andina de Fomento, 7.750% due 3/1/04
                  -             -         225,000     225,000          Empresa Nacional, 7.750% due 7/15/08
                  -             -         552,000     552,000          Imperial Tobacco Overseas, 7.125% due 4/1/09
                  -             -         266,000     266,000          TPSA Financial, 7.750% due 12/10/08
-----------------------------------------------------------------------------------------------------------------------
                                                                       TOTAL YANKEE BONDS
-----------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK    - 0.4%
-----------------------------------------------------------------------------------------------------------------------
       SB GOVT         CIS GOVT     CITI INT INC      TOTAL
-----------------------------------------------------------------------------------------------------------------------
                  -             -              28          28          Comed Financing I
-----------------------------------------------------------------------------------------------------------------------
                                                                       TOTAL PREFERRED STOCK
-----------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 1.9%
-----------------------------------------------------------------------------------------------------------------------
       SB GOVT      CIS GOVT     CITI INT INC         TOTAL
-----------------------------------------------------------------------------------------------------------------------
                                                                       Goldman Sachs 5.670% due 5/1/00;
$        15,593,000            -                -   15,593,00          Proceeds at maturity - $15,600,368 (Fully
                                                                       collateralized by U.S. Treasury Notes
                                                                       & Bonds, 6.500% to 11.125%, due 10/31/01 to
                                                                       2/15/21; Total market value-
                                                                       $15,904,860) (Cost- $15,593,000)
-----------------------------------------------------------------------------------------------------------------------
                                                                       TOTAL INVESTMENTS AT VALUE - 100%
(Cost -$611,013,804)**  (Cost-$169,455,039)**  (Cost -$47,977,533)**   (Total Cost - $ 828,446,376)**
-----------------------------------------------------------------------------------------------------------------------


                                                                                                    April 30, 2000
------------------------------------------------------------------------------------------------------------------
                                                                   MARKET VALUE
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                                                     SB GOVT      CIS GOVT        CITI INT INC        TOTAL
------------------------------------------------------------------------------------------------------------------
Corporacion Andina de Fomento, 7.750% due 3/1/04             -              -      $    437,587      $     437,587
Empresa Nacional, 7.750% due 7/15/08                         -              -           209,413            209,413
Imperial Tobacco Overseas, 7.125% due 4/1/09                 -              -           482,191            482,191
TPSA Financial, 7.750% due 12/10/08                          -              -           254,103            254,103
------------------------------------------------------------------------------------------------------------------
TOTAL YANKEE BONDS                                           -              -         1,383,294          1,383,294
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                                                     SB GOVT      CIS GOVT        CITI INT INC        TOTAL
------------------------------------------------------------------------------------------------------------------
Comed Financing I                                            -              -         3,121,752          3,121,752
------------------------------------------------------------------------------------------------------------------
TOTAL PREFERRED STOCK                                        -              -         3,121,752          3,121,752
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                                                     SB GOVT      CIS GOVT        CITI INT INC        TOTAL
------------------------------------------------------------------------------------------------------------------
Goldman Sachs 5.670% due 5/1/00;
Proceeds at maturity - $15,600,368 (Fully
collateralized by U.S. Treasury Notes
& Bonds, 6.500% to 11.125%, due 10/31/01 to
2/15/21; Total market value-
$15,904,860) (Cost- $15,593,000)                 $  15,593,000              -                 -         15,593,000
------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS AT VALUE - 100%                $  610,913166   $169,272,131     $  48,791,162      $ 828,976,459
(Total Cost - $ 828,446,376)**
------------------------------------------------------------------------------------------------------------------

* Date shown represents the last in range of maturity dates of mortgage certificates owned.
**Aggregate cost for Federal income tax purposes is substantially the same.

THE ANNUAL REPORT AND STATEMENT OF ADDITIONAL INFORMATION OF THE
ACQUIRING FUND DATED DECEMBER 31, 1999 AND APRIL 28, 2000,
RESPECTIVELY, ARE INCORPORATED BY REFERENCE
TO THE MOST RECENT FILINGS THEREOF BY
INVESTMENT FUNDS

THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION, ANNUAL
REPORT AND SEMI-ANNUAL REPORT OF THE FUND DATED FEBRUARY 28,
2000, OCTOBER 31, 1999 AND APRIL 30, 2000, RESPECTIVELY,
ARE INCORPORATED BY REFERENCE TO THE MOST
RECENT FILINGS THEREOF BY CONCERT
INVESTMENT SERIES(r)

PART C

OTHER INFORMATION

ITEM 15. INDEMNIFICATION -- The response to this item is incorporated by reference to Section 9 of the Agreement and Plan of Reorganization. Reference is made to Registrant's Articles of Restatement, dated September 17, 1993. Registrant is a named assured on a joint insured bond pursuant to Rule 17g-1 of the Investment Company Act of 1940. Other assureds include SSB Citi Fund Management LLC(Registrant's Adviser) and affiliated investment companies. The response to this item is further incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 filed on October 8, 1993 (File No. 33-50153).
ITEM 16.  EXHIBITS
1(a)	Articles of Restatement dated September 17, 1993 to
Registrant's Articles of Incorporation dated
September 28, 1981, Articles of Amendment dated
October 14, 1994, Articles Supplementary, Articles of
Amendment dated October 14, 1994, Articles
Supplementary, Articles of Amendments and Certificates
of Correction dated November 7, 1994, are incorporated
by reference to Post-Effective Amendment No. 37 to the Registration Statement filed on November 7, 1994.
1(b)	Articles of Amendment dated October 23, 1997 are
incorporated by reference to Post-Effective Amendment
No. 46 filed on October 23, 1997 ("Post-Effective
Amendment No. 46").
1(c)	Articles of Amendment dated February 27, 1998 are
incorporated by reference to Post-Effective Amendment
No. 48 dated April 29, 1998.
1(d)	Articles of Amendment dated June 1, 1998 are
incorporated by reference to Post-Effective Amendment
No. 49 filed on July 16, 1998 ("Post-Effective
Amendment No. 49").
2	Registrant's By-Laws, as amended on September 30, 1992
are incorporated by reference to Post-Effective
Amendment No. 30 to the Registration Statement filed
on April 30, 1993.
3	Not applicable.
4	Form of Agreement and Plan of Reorganization is
included in Part A to the Registration Statement on
Form N-14.
5	Registrant's form of stock certificate for Smith
Barney Hansberger Global Value Fund ("Global Value
Fund") and Smith Barney Hansberger Global Value Small
Cap Fund ("Small Cap Fund") is incorporated by
reference to Post-Effective Amendment No. 46.
6(a)	Investment Advisory Agreement dated July 30, 1993,
between the Registrant on behalf of Smith Barney
Investment Grade Bond Fund, Smith Barney Government
Securities Fund and Smith Barney Special Equities Fund
and Greenwich Street Advisors is incorporated by
reference to the Registration Statement filed on Form
N-14 on September 2, 1993, File No. 33-50153.
6(b)	Investment Advisory Agreements on behalf of Smith
Barney Growth Opportunity Fund and Smith Barney
Managed Growth Fund is incorporated by reference to
Post-Effective Amendment No. 40 filed on June 27, 1995 ("Post-Effective Amendment No. 40").
6(c)	Investment Management Agreements on behalf of Global
Value Fund and Global Small Cap Fund between
Registrant and Smith Barney Mutual Funds Management
Inc. is incorporated by reference to Post-Effective
Amendment No. 46.
6(d)	Sub-Advisory Agreement on behalf of Global Value Fund
and Global Small Cap Fund between MMC and Hansberger
Global Investors Inc. is incorporated by reference to Post-Effective Amendment No. 46.
6(e)	Investment Management Agreements on behalf of Smith
Barney Small Cap Growth Fund and Smith Barney Small
Cap Value Fund between Registrant and Mutual
Management Corp. is incorporated by reference to Post-
Effective Amendment No. 49.
7(a)	Distribution Agreement dated July 30, 1993, between
the Registrant and Smith Barney Shearson Inc. is
incorporated by reference to the Registration
Statement filed on Form N-14 on September 2, 1993,
File 33-50153.
7(b)	Form of Distribution Agreement between the Registrant
and PFS Distributors on behalf of Smith Barney
Investment Funds Inc. is incorporated by reference to Post-Effective Amendment No. 40.
7(c)	Form of Distribution Agreement between the Registrant
and CFBDS, Inc. is incorporated by reference to Post-
Effective Amendment No. 49.
7(d)	Selling Group Agreement is incorporated by reference
to Post-Effective Amendment No. 56 filed on
February 26, 1999.
8	Not applicable.
9(a)	Custodian Agreement with PNC Bank, National
Association is incorporated by reference to Post-
Effective Amendment No. 44 filed on April 29, 1997.
9(b)	Custodian Agreement with Chase Manhattan Bank is
incorporated by reference to Post-Effective Amendment
No. 46.
10(a)	Amended Services and Distribution Plans pursuant to
Rule 12b-1 between the Registrant on behalf of Smith
Barney Investment Grade Bond Fund, Smith Barney
Government Securities Fund, Smith Barney Special
Equities Fund and Smith Barney European Fund and Smith
Barney, Inc. ("Smith Barney") are incorporated by
reference to Post-Effective Amendment No. 37 filed on
November 3, 1994 ("Post-Effective Amendment No. 37").
10(b)	Form of Services and Distribution Plans pursuant to
Rule 12b-1 between the Registrant on behalf of Smith
Barney Growth Opportunity Fund and Smith Barney
Managed Growth Fund is incorporated by reference to
Post-Effective Amendment No. 40.
10(c)	Form of Services and Distribution Plans pursuant to
Rule 12b-1 between the Registrant on behalf of the
Global Value Fund and Small Cap Fund is incorporated
by reference to Post-Effective Amendment No. 46.
10(d)	Form of Amended and Restated Shareholder Services and
Distribution Plan pursuant to Rule 12b-1 between the
Registrant on behalf of each of its series is
incorporated by reference to Post-Effective Amendment
No. 49.
10(e)	Form of Plan pursuant to Rule 18f-3 is incorporated by
reference to Post-Effective Amendment No. 50 to
Registration Statement.
11	Opinion and consent of Counsel as to the legality of
the securities being registered is filed herewith.
12	Opinion and consent of Counsel supporting tax matters
and consequences to shareholders discussed in the
prospectus is filed herewith.
13(a)	Transfer Agency and Registrar Agreement dated
August 5, 1993 with First Data Investor Services
Group, Inc. (formerly The Shareholder Services Group,
Inc.) is incorporated by reference to Post-Effective
Amendment No. 31 as filed on December 22, 1993.
13(b)	Sub-Transfer Agency Agreement between the Registrant
and PFS Shareholders Services on behalf of Smith
Barney Investment Funds Inc. is incorporated by
reference to Post-Effective Amendment No. 40.
14	Auditors' Consent is filed herewith.
15	Not applicable.
16 Powers of Attorney are incorporated by reference to the Registrant's registration statement on Form N-1A.
17(a)	Form of proxy card is filed herewith.
17(b)	Annual Report of Concert Investment Series(r), dated
October 31, 1999, and Semi-Annual Report dated April
30, 2000, are incorporated herein by reference.
17(c)	Prospectus and statement of additional information of
Concert Investment Series(r), dated February 28, 2000,
are incorporated herein by reference.
17(d)	Annual Report of Registrant, dated December 31, 1999,
is incorporated herein by reference.
17(e)	Prospectus and statement of additional information of
Registrant, dated April 28, 2000, are incorporated
herein by reference.
ITEM 17.	UNDERTAKINGS
(1)	The undersigned registrant agrees that prior to any
public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other terms of the applicable form.
(2)	The undersigned registrant agrees that every
prospectus that is filed under paragraph (1) above will be filed as a part of a n amendment to the registration statements and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES
As required by the Securities Act of 1933, this registration statement has been signed on behalf of the Registrant, in the City of New York and State of New York on the 17th day of July, 2000.

SMITH BARNEY FUNDS, INC.



BY  	 /s/ Heath B. McLendon
Heath B. McLendon, Chief
Executive Officer

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the
capacities and on the date indicated.
Signatures
Title
Date
	/s/ Heath B. McLendon
(Heath B. McLendon)
Director, Chairman,
President and Chief
Executive Officer
July 17,
2000



*
/s/ Lewis E. Daidone*
Lewis E. Daidone
Senior Vice President and Treasurer
(Chief Financial and Accounting Officer)


/s/ Paul R. Ades*
Paul R. Ades
Director
July 17,
2000



/s/Herbert Barg*
Herbert Barg
Director
July 17,
2000



/s/Dwight B. Crane*
Dwight B. Crane
Director
July 17,
2000



/s/ Frank Hubbard*
Frank Hubbard
Director
July 17,
2000



/s/Jerome Miller**
Jerome Miller
Director
July 17,
2000



/s/ Ken Miller*
Ken Miller
Director
July 17,
2000

*Signed by Heath B. McLendon, their duly authorized attorney-in-fact, pursuant to power of attorney dated November 3, 1994.

** Signed by Heath B. McLendon, their duly authorized attorney-in-fact, pursuant to power of attorney dated April 15, 1998.


EXHIBITS
(11)	Opinion and consent of Counsel as to the legality of the
securities being registered
(12)	Opinion and consent of Counsel supporting tax matters and
consequences to shareholders discussed in the prospectus
(14)	Auditors' Consents
(17)	Proxy Card